Schedule of Investments (unaudited) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.6%
AGL CLO Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.87%, 01/15/33	USD	250	$248,608
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.70%, 01/17/31		367	366,669
ALM Ltd., Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.42%, 10/15/29		250	249,775
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34		250	247,925
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.74%, 10/15/30		378	377,008
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/20/30		502	500,160
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/20/31		471	470,089
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.92%, 07/27/31		1,000	977,094
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/17/34		250	248,000
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30		348	348,012
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.81%, 10/22/31		1,500	1,496,498
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.77%, 10/17/31		2,000	1,997,017
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/20/31		250	247,900
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.67%, 01/15/31		726	724,508
Dryden 49 Senior Loan Fund, Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.52%, 07/18/30		698	695,916
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3- mo. CME Term SOFR + 1.71%), 7.02%, 10/15/30		250	244,378
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 6.81%, 04/15/33		500	498,500
Gulf Stream Meridian Ltd., Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.42%, 07/15/34		250	249,625
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.91%, 04/15/33		1,000	994,104
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. CME Term SOFR + 1.16%), 6.51%, 07/23/29		928	923,219
Mariner CLO LLC, Series 2016-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.66%, 07/23/29		250	248,040
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36		250	248,075
OCP CLO Ltd., Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 2.16%), 7.51%, 04/24/29		250	247,586
Octagon Investment Partners Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.54%, 04/15/31		746	743,999

Security		Par (000)	Value

Cayman Islands (continued)
OHA Credit Funding Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/02/35	USD	1,000	$991,200
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 7.02%, 04/18/33		300	297,882
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.44%, 02/14/34		250	223,747
RR Ltd., Series 2018-3A, Class 3A, (3-mo. CME Term SOFR + 1.66%), 6.97%, 01/15/30		1,125	1,112,062
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.53%, 04/16/31		497	495,612
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/34		325	321,847
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.60%, 04/25/32		250	247,069
Trimaran CAVU Ltd.
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.79%, 07/20/32		250	249,025
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/20/32		500	499,876
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3- mo. CME Term SOFR + 1.54%), 6.85%, 04/15/33		335	332,379
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.66%, 07/24/32		500	493,643

			18,857,047

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (1-mo. EURIBOR + 0.75%), 4.43%, 09/15/30(a)(c)	EUR	75	78,827

France(a)(c) — 0.1%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 5.02%, 01/26/43		100	105,868
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 1.00%, 09/23/44(d)		300	317,175

			423,043

Germany — 0.0%
Red & Black Auto Germany 10 UG, (1-mo. EURIBOR + 1.20%), 5.07%, 09/15/32(a)(c)(d)		100	105,813

Ireland(a)(c) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.96%, 04/15/35		100	100,703
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.12%, 02/22/34		100	101,086
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.07%, 04/25/34		100	101,359

			303,148

Italy(a)(c) — 0.1%
AutoFlorence SRL, Class A, (1-mo. EURIBOR + 0.95%), 4.82%, 12/25/46		500	530,496
Koromo Italy SRL, Series 1, Class A, (1-mo. EURIBOR + 0.80%), 4.67%, 02/26/35		216	228,444

			758,940

Netherlands — 0.0%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 4.90%, 02/15/55(a)(c)		141	150,519

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 4.67%, 01/31/39(a)(c)	EUR	122	$128,306

United Kingdom(a)(c) — 0.2%
Atlas Funding PLC, Series 2013-1, Class B, (3-mo. LIBOR GBP + 1.90%), 7.10%, 01/20/61	GBP	100	121,457
Hermitage PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.45%), 7.65%, 09/21/33		100	122,254
PCL Funding VI PLC, Series 2022-1, Class A, (3-mo. LIBOR GBP + 1.40%), 6.60%, 07/15/26		500	610,694
PCL Funding VIII PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.18%), 6.38%, 05/15/28		400	488,537
Polaris PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.75%), 7.95%, 02/23/61		160	195,626

			1,538,568

United States — 2.6%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. LIBOR US + 0.30%), 5.95%, 05/25/36(a)	USD	58	56,407
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.68%, 01/28/31		340	338,877
Series 2014-4RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.68%, 01/28/31		332	330,831
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.65%, 04/15/31(a)(b)		498	497,287
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		51	44,920
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		73	67,846
Series 2021-A, Class B, 2.79%, 11/17/33		100	88,210
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.12%, 04/15/30(a)(b)		1,018	1,008,736
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.32%, 07/16/30		1,000	993,400
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.57%, 04/18/31		400	398,832
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.69%, 01/15/31(a)(b)		578	576,999
Foundation Finance Trust(b)
Series 2021-2A, Class A, 2.19%, 01/15/42		161	143,157
Series 2023-2A, Class A, 6.53%, 06/15/49		382	381,951
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.76%, 01/22/31(a)(b)		589	588,038
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)		117	116,072
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		390	290,146
Series 2022-3CS, Class A, 4.95%, 07/20/49		206	183,733
Series 2023-1GS, Class A, 5.52%, 02/22/55		186	172,153
Gracie Point International Funding(a)(b)
Series 2022-2A, Class A, (30-day Avg SOFR + 2.75%), 8.07%, 07/01/24		217	217,796
Series 2022-2A, Class B, (30-day Avg SOFR + 3.35%), 8.67%, 07/01/24		154	155,127
Series 2022-3A, Class A, (30-day Avg SOFR + 3.25%), 8.56%, 11/01/24		176	176,469

Security		Par (000)	Value

United States (continued)
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)	USD	385	$361,288
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(b)		334	314,744
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/20/31(a)(b)		516	513,771
Lendmark Funding Trust, Series 2022-1A, Class A, 5.12%, 07/20/32(b)		301	293,338
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		83	62,726
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class B, 3.21%, 08/21/34		104	97,066
Series 2022-AA, Class A, 6.45%, 10/20/37		250	250,328
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(b)		483	462,350
Mosaic Solar Loan Trust(b)
Series 2022-2A, Class A, 4.38%, 01/21/53		85	77,571
Series 2022-3A, Class A, 6.10%, 06/20/53		90	88,891
Series 2023-1A, Class A, 5.32%, 06/20/53		212	200,195
Series 2023-4, Class A, 6.40%, 05/20/53		279	278,938
Navient Private Education Refi Loan Trust, Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60(a)(b)		322	309,008
Nelnet Student Loan Trust(b)
Series 2021-DA, Class B, 2.90%, 04/20/62		450	359,109
Series 2021-DA, Class C, 3.50%, 04/20/62		100	77,909
OneMain Financial Issuance Trust(b)
Series 2019-2A, Class A, 3.14%, 10/14/36		100	90,500
Series 2022-2A, Class A, 4.89%, 10/14/34		280	274,100
Series 2022-2A, Class B, 5.24%, 10/14/34		380	367,130
Series 2022-3A, Class A, 5.94%, 05/15/34		682	677,500
Series 2023-2A, Class D, 8.06%, 09/14/36		552	549,557
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		190	173,507
Series 2021-C, Class B, 2.67%, 10/08/31		105	94,347
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		100	97,436
Series 2021-1, Class B, 2.42%, 03/17/31		256	227,456
Series 2021-A, Class A, 7.10%, 11/17/32		325	324,745
Series 2022-1, Class A, 3.07%, 03/15/32		389	362,646
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	553,044
Series 2021-A, Class B, 2.80%, 12/22/31		136	120,463
Series 2021-A, Class C, 3.53%, 12/22/31		100	86,415
Series 2021-A, Class D, 5.23%, 12/22/31		800	663,792
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)(b)		377	375,506
RR Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.66%, 01/15/30(a)(b)		360	359,013
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		242	220,154
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.69%, 07/15/30(a)(b)		303	300,752
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.82%, 10/15/30(a)(b)		375	373,626

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 01/16/31(a)(b)	USD	362	$360,622
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.87%, 04/20/33(a)(b)		1,750	1,747,189
Voya CLO Ltd., Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.70%, 10/15/30(a)(b)		334	333,041

			19,306,760

Total Asset-Backed Securities — 5.7% (Cost: $42,412,029)			41,650,971

		Shares

Common Stocks

China — 0.0%
BYD Co. Ltd., Class H		3,000	92,430

Italy — 0.0%
UniCredit SpA		3,002	71,527

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.		26,860	227,616
Mizuho Financial Group, Inc.		9,960	169,100
Sumitomo Mitsui Financial Group, Inc.		4,640	227,945

			624,661

Netherlands — 0.0%
Shell PLC		3,881	124,941
Shell PLC, ADR		211	13,584

			138,525

United Kingdom — 0.1%
Barclays PLC		67,675	130,438
Genius Sports Ltd.(e)		21,560	114,915

			245,353

United States — 0.6%
Activision Blizzard, Inc.		1,256	117,599
Advanced Micro Devices, Inc., Series E(e)		786	80,817
Alphabet, Inc., Class C(e)		1,620	213,597
Boyd Gaming Corp.		151	9,185
Chesapeake Energy Corp.		631	54,411
Constellation Brands, Inc., Class A		679	170,653
Element Solutions, Inc.		6,664	130,681
Eli Lilly & Co.		532	285,753
Ford Motor Co.		14,391	178,736
Freeport-McMoRan, Inc.		298	11,113
General Dynamics Corp.		662	146,282
General Motors Co.		4,657	153,541
Halliburton Co.		2,014	81,567
KLA Corp.		276	126,590
Las Vegas Sands Corp.		2,454	112,491
Lennar Corp., Class A		253	28,394
Lockheed Martin Corp.		124	50,711
M/I Homes, Inc.(e)		1,065	89,503
Marathon Petroleum Corp.		1,806	273,320
McDonald’s Corp.		281	74,027
Meritage Homes Corp.		520	63,643
Mr. Cooper Group, Inc.(e)		2,113	113,172
Northrop Grumman Corp.		346	152,306
NVIDIA Corp.		213	92,653
Phillips 66		1,269	152,470
Proof Acquisition Corp.(f)		4,080	15,626

Security		Shares	Value

United States (continued)
Rockwell Automation, Inc.		646	$184,672
RXO, Inc.(e)		372	7,340
Sarcos Technology & Robotics Corp.		305	261
Schlumberger NV		1,516	88,383
Space Exploration Technologies Corp.(f)(g)		2,186	177,066
Tesla, Inc.(e)		483	120,856
Transocean Ltd.(e)		44,647	366,552
U.S. Steel Corp.		5,984	194,360
Uber Technologies, Inc.(e)		2,960	136,131
Valero Energy Corp.		856	121,304
Verge Genomics, Inc., Series C, (Acquired 09/06/23, Cost: $26,514)(f)(g)		3,687	26,514

			4,402,280

Total Common Stocks — 0.8% (Cost: $5,255,963)			5,574,776

		Par (000)

Corporate Bonds

Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(b)	USD	216	186,823
YPF SA 6.95%, 07/21/27(c)		82	65,385
8.50%, 06/27/29(c)		30	23,978
7.00%, 09/30/33(c)(h)		104	78,416
7.00%, 12/15/47(b)		74	46,990

			401,592

Australia — 0.2%
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(b)		127	104,494
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)		268	243,713
Mineral Resources Ltd., 9.25%, 10/01/28(b)		95	95,950
Oceana Australian Fixed Income Trust, A Note Upsize(f) 12.00%, 08/31/25	AUD	166	106,602
12.50%, 08/31/26		248	159,149
12.50%, 08/31/27		414	265,516
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	820,042

			1,795,466

Austria — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30	USD	200	181,468

Belgium(c) — 0.2%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100	118,990
FLUVIUS System Operator CVBA, 3.88%, 03/18/31	EUR	700	723,064
KBC Group NV 1.13%, 01/25/24		400	419,022
(1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)	GBP	100	106,075

			1,367,151

Bermuda — 0.0%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(b)(e)(i)(j)	USD	144	24,457

Canada — 0.3%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		17	17,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		65	53,500
Garda World Security Corp., 7.75%, 02/15/28(b)		31	30,392

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
HR Ottawa LP, 11.00%, 03/31/31(b)	USD	1,942	$1,911,366
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	110,739

			2,123,047

Cayman Islands — 0.2%
ABRA Global Finance, (6.00% Cash & 5.50% PIK), 11.50%, 03/02/28(b)(j)	USD	287	229,412
Gaci First Investment Co.(c) 5.00%, 10/13/27		277	269,923
4.75%, 02/14/30		270	256,829
Melco Resorts Finance Ltd., 5.38%, 12/04/29(c)		200	164,342
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		177	177,451
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	55,963
Transocean, Inc., 8.75%, 02/15/30(b)		55	56,340

			1,210,260

Chile — 0.1%
Empresa Nacional del Petroleo, 3.75%, 08/05/26(c)		200	185,410
Kenbourne Invest SA, 6.88%, 11/26/24(b)		225	187,425

			372,835

China — 0.0%
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(e)(i)		200	8,000

Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25		65	62,609
6.88%, 04/29/30		444	403,596
8.88%, 01/13/33		218	212,381

			678,586

Denmark(c) — 0.3%
Carlsberg Breweries A/S, 4.25%, 10/05/33(d)	EUR	370	386,782
Danske Bank A/S, (1-year EUR Swap + 1.25%), 4.13%, 01/10/31(a)		1,978	2,055,418

			2,442,200

Finland — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(c)		100	88,624

France — 2.3%
Accor SA, 2.38%, 11/29/28(c)		1,600	1,509,753
Air France-KLM, 7.25%, 05/31/26(c)		100	108,104
Altice France SA, 2.13%, 02/15/25(c)		100	99,381
Banque Federative du Credit Mutuel SA(c) 0.75%, 06/08/26		200	193,588
4.13%, 09/18/30		600	626,574
3.75%, 02/01/33		1,500	1,509,087
4.13%, 06/14/33		300	308,834
BNP Paribas SA 3.38%, 01/23/26(c)	GBP	100	114,824
1.88%, 12/14/27(c)		100	103,100
(3-mo. CME Term SOFR + 2.50%), 4.71%, 01/10/25(a)(b)	USD	948	943,288
(3-mo. EURIBOR + 0.73%), 0.50%, 02/19/28(a)(c)	EUR	2,000	1,843,383
(3-mo. EURIBOR + 1.37%), 4.25%, 04/13/31(a)(c)		1,200	1,233,659
BPCE SA, 3.50%, 01/25/28(c)		1,700	1,747,342
Credit Agricole Assurances SA, (5-year EURIBOR ICE Swap + 2.65%), 2.63%, 01/29/48(a)(c)		100	92,533
Credit Agricole SA(c) 1.25%, 04/14/26		200	197,666
0.38%, 04/20/28		1,800	1,596,511

Security		Par (000)	Value

France (continued)
Crown European Holdings SA, 3.38%, 05/15/25(c)	EUR	100	$103,089
Electricite de France SA(c) 4.25%, 01/25/32		400	410,158
4.63%, 01/25/43		200	193,350
Engie SA(c) 3.88%, 01/06/31		500	517,626
4.50%, 09/06/42		400	407,802
Forvia SE, 3.75%, 06/15/28(c)		100	94,842
Goldstory SASU, 5.38%, 03/01/26(c)		100	102,514
iliad SA, 5.63%, 02/15/30(c)		100	100,703
Loxam SAS, 3.75%, 07/15/26(c)		100	98,806
Picard Groupe SAS, 3.88%, 07/01/26(c)		100	97,806
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)		200	198,226
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/35(c)		300	305,126
Sabena Technics Sas, (Acquired 10/28/22, Cost: $335,566), 8.60%, 09/30/29(a)(f)(g)		342	361,579
Societe Generale SA(c) 1.88%, 10/03/24	GBP	100	116,977
(3-mo. EURIBOR + 1.50%), 4.75%, 09/28/29(a)	EUR	1,300	1,362,399
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	111,170
Worldline SA, 0.00%, 07/30/25(c)(k)(l)	EUR	24	27,763

			16,837,563

Germany — 1.6%
Bayer AG(c)
4.00%, 08/26/26		890	943,060
1.38%, 07/06/32		400	328,044
4.63%, 05/26/33		965	1,009,432
(5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)		100	98,846
Commerzbank AG(a)(c)
(3-mo. EURIBOR + 1.95%), 5.25%, 03/25/29		300	316,487
(5-year EUR Swap + 6.36%), 6.13%(m)		200	190,041
Deutsche Bank AG(c)
1.75%, 01/17/28		400	368,904
(3-mo. EURIBOR + 1.93%), 3.25%, 05/24/28(a)		900	884,918
(3-mo. EURIBOR + 2.50%), 5.38%, 01/11/29(a)		1,100	1,158,916
(5-year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32(a)		100	94,234
Eurogrid GmbH, 3.72%, 04/27/30(c)		600	614,472
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(c)		28	26,546
Gruenenthal GmbH, 3.63%, 11/15/26(c)		100	100,291
Heidelberg Materials AG, 3.75%, 05/31/32(c)		1,077	1,048,552
HT Troplast GmbH, 9.38%, 07/15/28(c)		100	106,402
Lanxess AG, 10.25%, 03/31/31(a)(f)		300	310,832
LEG Immobilien SE, 0.88%, 11/28/27(c)		200	181,650
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)		100	104,922
Robert Bosch GmbH, 4.38%, 06/02/43(c)		400	400,248
RWE AG, 2.50%, 08/24/25(c)		35	36,075
Sartorius Finance BV(c) 4.50%, 09/14/32		200	208,253
4.88%, 09/14/35		300	312,749
Schaeffler AG, 1.88%, 03/26/24(c)		10	10,424
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)		100	101,978
Volkswagen Bank GmbH(c) 4.25%, 01/07/26		1,300	1,364,056

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Volkswagen Bank GmbH(c) (continued) 4.63%, 05/03/31	EUR	400	$412,412
Volkswagen Financial Services NV, 6.50%, 09/18/27(c)	GBP	700	857,300
ZF Finance GmbH, 5.75%, 08/03/26(c)	EUR	100	105,428

			11,695,472

India — 0.0%
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)	USD	200	184,036

Indonesia — 0.0%
Freeport Indonesia PT, 4.76%, 04/14/27(c)		200	189,730

Ireland(c) — 0.4%
CRH SMW Finance DAC 4.00%, 07/11/31	EUR	200	205,978
4.25%, 07/11/35		300	305,221
Glencore Capital Finance DAC, 0.75%, 03/01/29		2,636	2,268,245
Linde PLC, 1.38%, 03/31/31		200	178,232

			2,957,676

Israel(b)(c) — 0.0%
Energean Israel Finance Ltd., 8.50%, 09/30/33	USD	58	57,928
Leviathan Bond Ltd., 6.75%, 06/30/30		18	16,552

			74,480

Italy — 0.5%
ASTM SpA, 1.50%, 01/25/30(c)	EUR	800	684,856
Azzurra Aeroporti SpA(c) 2.13%, 05/30/24		100	103,287
2.63%, 05/30/27		100	94,910
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	158,005
(5-year EUR Swap + 3.80%), 3.25%, 01/14/31		100	97,135
Castor SpA, (3-mo. EURIBOR + 5.25%), 9.10%, 02/15/29(a)(c)		100	100,186
Enel Finance International NV, 0.00%, 06/17/24(c)		200	205,335
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		100	105,646
Eni SpA(c) 4.25%, 05/19/33		360	369,728
1.00%, 10/11/34		925	689,032
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)		100	92,390
Intesa Sanpaolo SpA(c) 0.75%, 12/04/24		100	101,489
5.15%, 06/10/30	GBP	100	102,060
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(c)	EUR	100	106,544
Nexi SpA, 0.00%, 02/24/28(c)(k)(l)		100	80,349
Rekeep SpA, 7.25%, 02/01/26(c)		100	95,613
Telecom Italia SpA, 1.63%, 01/18/29(c)		146	120,588
Telecom Italia SpA/Milano, 6.88%, 02/15/28(c)		100	106,269
UniCredit SpA(a)
(3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	152,908
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b).	USD	200	188,406

			3,754,736

Japan — 0.4%
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR	500	508,971
Nissan Motor Co. Ltd., 3.20%, 09/17/28(c)		1,372	1,309,983
Nomura Holdings, Inc., 5.10%, 07/03/25	USD	200	196,184
Rakuten Group, Inc., 3.55%, 11/27/24(c)		500	462,504
SoftBank Group Corp.(c) 2.13%, 07/06/24	EUR	200	204,842

Security		Par (000)	Value

Japan (continued)
SoftBank Group Corp.(c) (continued) 3.88%, 07/06/32	EUR	100	$80,606
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	200	160,827

			2,923,917

Jersey(c) — 0.0%
CPUK Finance Ltd., 4.50%, 08/28/27	GBP	100	105,234
Galaxy Bidco Ltd., 6.50%, 07/31/26		100	112,859

			218,093

Luxembourg — 0.2%
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)		100	107,419
Cirsa Finance International SARL, 4.75%, 05/22/25(c)	EUR	100	104,526
CSN Resources SA, 5.88%, 04/08/32(b)	USD	200	161,200
Cullinan Holdco Scsp, (3-mo. EURIBOR + 4.75%), 8.41%, 10/15/26(a)(c)	EUR	100	85,369
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)		100	106,938
EIG Pearl Holdings SARL, 4.39%, 11/30/46(b)	USD	213	154,210
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	81,012
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	USD	310	235,959
Stena International SA, 7.25%, 02/15/28(c)	EUR	100	108,563

			1,145,196

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	USD	200	193,232

Mexico — 0.2%
Grupo Posadas SAB de CV, 5.00%, 12/30/27(c)(h)		206	173,410
Petroleos Mexicanos 4.88%, 01/18/24		175	173,542
6.88%, 08/04/26		992	908,613
8.75%, 06/02/29		355	313,142
Series 13-2, 7.19%, 09/12/24	MXN	4,344	235,027

			1,803,734

MultiNational — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(c)	EUR	100	86,959
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)		100	87,487
Digicel International Finance Ltd./Digicel International Holdings Ltd.(b) 8.75%, 05/25/24	USD	93	82,355
8.00%, 12/31/26(e)(i)		37	2,230
(6.00% Cash + 7.00% PIK), 13.00%, 12/31/25(e)(i)(j)		56	38,988
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29		476	435,388
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)		200	164,500

			897,907

Netherlands — 1.6%
ABN AMRO Bank NV, 0.88%, 01/15/24(c)	EUR	100	104,742
Ashland Services BV, 2.00%, 01/30/28(c)		100	89,432
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	100	105,788
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	USD	200	197,815
EnBW International Finance BV, 3.63%, 11/22/26(c)	EUR	34	35,610
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(b)(d)	GBP	100	124,267
IMCD NV(c) 2.13%, 03/31/27	EUR	613	591,100

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
IMCD NV(c) (continued) 4.88%, 09/18/28	EUR	490	$512,737
ING Groep NV(c) 3.00%, 02/18/26	GBP	100	114,076
(3-mo. EURIBOR + 0.60%), 0.10%, 09/03/25(a)	EUR	200	203,442
(3-mo. EURIBOR + 1.60%), 4.50%, 05/23/29(a)		1,900	1,988,543
OCI NV, 3.63%, 10/15/25(c)		90	92,699
Q-Park Holding I BV, (3-mo. EURIBOR + 2.00%), 5.80%, 03/01/26(a)(c)		100	104,668
REWE International Finance BV, 4.88%, 09/13/30(c)		500	529,437
Shell International Finance BV, 2.75%, 04/06/30	USD	429	368,966
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(j)	EUR	118	120,524
Telefonica Europe BV, (6-year EUR Swap + 4.11%), 4.38%(a)(c)(m)		100	103,406
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	107,465
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,312,536
Volkswagen Financial Services NV(c) 1.63%, 02/10/24	GBP	200	240,001
1.88%, 12/03/24		100	115,915
4.25%, 10/09/25		100	117,446
Volkswagen International Finance NV(c) 1.25%, 09/23/32	EUR	900	709,021
3.30%, 03/22/33		300	281,315
Wintershall Dea Finance BV(c) 0.84%, 09/25/25		200	196,538
1.33%, 09/25/28		3,600	3,232,074

			11,699,563

New Zealand — 0.1%
Chorus Ltd., 3.63%, 09/07/29		524	533,281

Norway — 0.1%
Equinor ASA, 1.38%, 05/22/32(c)		1,100	944,901

Panama — 0.0%
Carnival Corp., 7.63%, 03/01/26(c)		100	103,773

Portugal(c) — 0.1%
EDP - Energias de Portugal SA, (5-year EUR Swap + 1.84%), 1.70%, 07/20/80(a)		100	97,399
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32(d)		600	631,390

			728,789

Singapore — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)	USD	193	180,830
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		161	142,877
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53		245	227,642
United Overseas Bank Ltd., (5-year USD Swap + 1.79%), 3.88%(a)(c)(m)		200	199,540

			750,889

South Korea — 0.1%
Shinhan Financial Group Co. Ltd., (5-year CMT + 2.06%), 2.88%(a)(c)(m)		414	366,324

Spain(c) — 0.2%
Amadeus IT Group SA, 2.88%, 05/20/27	EUR	100	101,865

Security		Par (000)	Value

Spain (continued)
Banco de Sabadell SA, (5-year EUR Swap + 2.20%), 2.00%, 01/17/30(a)	EUR	100	$97,796
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	200	227,820
Cellnex Finance Co. SA 1.00%, 09/15/27	EUR	100	91,557
2.00%, 02/15/33		100	81,431
Cellnex Telecom SA 1.00%, 04/20/27		100	93,422
Series CLNX, 0.75%, 11/20/31(k)		100	81,086
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28(a)		100	105,780
Food Service Project SA, 5.50%, 01/21/27		100	100,597
International Consolidated Airlines Group SA, 3.75%, 03/25/29		100	91,461
Lorca Telecom Bondco SA, 4.00%, 09/18/27		100	98,116
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	200	242,027

			1,412,958

Sweden — 0.0%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)		100	105,324

Switzerland — 0.5%
Credit Suisse AG/London, 0.25%, 09/01/28(c)	EUR	425	368,799
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(d)	USD	30	30,000
UBS Group AG 3.75%, 03/26/25		462	444,356
(1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		250	197,462
(1-day SOFR + 3.73%), 4.19%, 04/01/31(a)(b)		250	218,311
(1-day SOFR + 3.92%), 6.54%, 08/12/33(a)(b)		250	247,078
(1-day SOFR + 5.02%), 9.02%, 11/15/33(a)(b)		250	288,704
(1-year CMT + 1.80%), 6.25%, 09/22/29(a)(b)		1,663	1,645,553
(1-year EUR Swap + 0.77%), 0.65%, 01/14/28(a)(c)	EUR	300	276,443

			3,716,706

Thailand(c) — 0.1%
Bangkok Bank PCL 5.50%, 09/21/33	USD	250	241,223
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	166,434
(5-year CMT + 4.73%), 5.00%(a)(m)		200	187,646

			595,303

United Arab Emirates — 0.2%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(c)		200	190,100
First Abu Dhabi Bank PJSC, (5-year CMT + 1.70%), 6.32%, 04/04/34(a)(c)		600	599,250
Shelf Drilling Holdings, 9.63%, 04/15/29(b)(d)		467	461,746

			1,251,096

United Kingdom — 3.4%
Anglo American Capital PLC 4.75%, 09/21/32(c)	EUR	983	1,011,881
Series 2020, 4.00%, 09/11/27(b)	USD	772	720,789
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		205	174,144
Barclays PLC 3.00%, 05/08/26(c)	GBP	100	112,363
3.25%, 02/12/27(c)		100	110,137
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)	USD	282	267,136
(1-year EUR Swap + 1.00%), 1.11%, 05/12/32(a)(c)	EUR	1,171	926,524
(1-year EUR Swap + 1.26%), 0.58%, 08/09/29(a)(c)		1,600	1,372,030

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Barclays PLC (continued)
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(a)(c)	EUR	1,300	$1,353,957
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)		400	416,281
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	200	216,243
BG Energy Capital PLC(c) 5.13%, 12/01/25		200	242,391
2.25%, 11/21/29	EUR	1,300	1,232,057
BP Capital Markets BV, 4.32%, 05/12/35(c)		837	857,521
BP Capital Markets PLC, 2.82%, 04/07/32(c)		282	268,166
British Telecommunications PLC(c) 4.25%, 01/06/33		570	587,623
(5-year UK Government Bond + 3.82%), 8.38%, 12/20/83(a)	GBP	100	121,703
DS Smith PLC, 4.50%, 07/27/30(c)	EUR	740	765,519
EC Finance PLC, 3.00%, 10/15/26(c)		100	98,083
Heathrow Finance PLC, 3.88%, 03/01/27(c)(h)	GBP	100	106,759
HSBC Holdings PLC(a)
(1-year GBP Swap + 1.77%), 3.00%, 05/29/30		424	433,635
(3-mo. EURIBOR + 1.29%), 4.75%, 03/10/28(c)	EUR	1,930	2,041,231
(3-mo. EURIBOR + 1.94%), 4.86%, 05/23/33(c)		1,000	1,038,759
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,602	1,726,029
(3-mo. LIBOR GBP + 2.12%), 6.80%, 09/14/31		630	776,583
INEOS Finance PLC, 6.63%, 05/15/28(c)	EUR	100	103,544
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(c)		100	96,059
Informa PLC, 3.13%, 07/05/26(c)	GBP	735	832,277
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		200	234,712
Mobico Group PLC, 4.88%, 09/26/31(c)	EUR	1,100	1,128,395
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	113,684
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	112,599
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(c)		100	114,232
Reckitt Benckiser Treasury Services PLC, 3.88%, 09/14/33(c)	EUR	810	838,156
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	100	114,515
SCC Power PLC(b)(j)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32	USD	228	24,566
(8.00% Cash or 4.00% PIK), 8.00%, 12/31/28		432	164,101
Standard Chartered PLC(a)(c)
(1-year EUR Swap + 0.85%), 0.80%, 11/17/29	EUR	1,971	1,710,733
(1-year EUR Swap + 1.85%), 4.87%, 05/10/31		1,840	1,912,853
Vedanta Resources Ltd., 6.13%, 08/09/24(b)	USD	338	213,430
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c)	GBP	100	113,033
WPP Finance SA, 4.13%, 05/30/28(c)	EUR	430	450,657

			25,255,090

United States — 14.3%
AbbVie, Inc., 3.20%, 11/21/29	USD	287	253,263
Allegiant Travel Co., 7.25%, 08/15/27(b)		88	82,830
Amazon.com, Inc. 3.95%, 04/13/52		193	149,179
4.10%, 04/13/62		181	137,788
American Airlines Pass-Through Trust
Series 2016-1, Class B, 5.25%, 07/15/25		4	4,258
Series 2016-2, Class B, 4.38%, 12/15/25(b)		42	40,479
Series 2019-1, Class AA, 3.15%, 08/15/33		69	58,967
Series 2019-1, Class B, 3.85%, 08/15/29		63	55,908
American Express Co., (1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		133	118,668
American Tower Corp. 1.95%, 05/22/26	EUR	200	198,721

Security		Par (000)	Value

United States (continued)
American Tower Corp. (continued) 5.80%, 11/15/28	USD	675	$669,919
0.88%, 05/21/29	EUR	723	622,808
0.95%, 10/05/30		903	743,442
1.88%, 10/15/30	USD	162	122,589
2.70%, 04/15/31		203	160,993
4.63%, 05/16/31	EUR	293	303,635
4.05%, 03/15/32	USD	616	530,951
5.55%, 07/15/33		136	129,589
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		167	169,296
Amgen, Inc. 5.50%, 12/07/26(c)	GBP	100	122,214
3.00%, 02/22/29	USD	661	587,379
4.05%, 08/18/29		312	289,602
4.00%, 09/13/29(c)	GBP	386	437,139
5.25%, 03/02/30	USD	1,049	1,024,859
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		388	306,425
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		200	166,758
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/25(b)		200	194,950
2.13%, 08/15/26(c)	EUR	100	93,837
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	USD	16	15,920
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 4.63%, 08/01/29		50	42,193
Series B, 4.63%, 04/01/30		130	106,417
Astrazeneca Finance LLC, 2.25%, 05/28/31		146	117,618
AT&T, Inc. 1.70%, 03/25/26		451	409,211
2.90%, 12/04/26	GBP	200	223,154
5.50%, 03/15/27(c)		800	959,491
2.35%, 09/05/29	EUR	678	643,441
3.95%, 04/30/31		753	765,367
5.40%, 02/15/34	USD	115	107,628
4.30%, 11/18/34	EUR	430	437,088
3.65%, 06/01/51	USD	698	450,066
3.65%, 09/15/59		569	346,207
Azul Investments LLP, 5.88%, 10/26/24(c)		214	199,555
Baltimore Gas and Electric Co., 5.40%, 06/01/53		525	482,462
Bank of America Corp. 2.38%, 06/19/24(c)	EUR	200	208,771
4.13%, 06/12/28(c)		1,606	1,678,801
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)	USD	126	95,474
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	63,873
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,078	813,280
(1-day SOFR + 1.58%), 4.38%, 04/27/28(a)		300	283,277
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		1,837	1,769,589
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		1,374	1,219,883
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(a)		142	130,781
(3-mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)	EUR	1,502	1,212,201
(3-mo. EURIBOR + 0.95%), 1.10%, 05/24/32(a)(c)		343	280,972
(3-mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		674	620,079
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(a)	USD	180	141,654
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		45	39,852
Belden, Inc., 3.88%, 03/15/28(c)	EUR	100	98,134
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)	USD	145	143,266

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Boxer Parent Co., Inc., 6.50%, 10/02/25(c)	EUR	200	$209,494
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	USD	813	807,042
Broadcom, Inc. 4.15%, 11/15/30		169	149,689
2.45%, 02/15/31(b)		103	80,505
4.15%, 04/15/32(b)		166	144,057
4.30%, 11/15/32		108	94,223
2.60%, 02/15/33(b)		258	192,387
3.42%, 04/15/33(b)		129	103,182
3.47%, 04/15/34(b)		278	218,344
Burlington Northern Santa Fe LLC, 4.45%, 01/15/53		293	242,661
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		283	279,419
Cameron LNG LLC, 3.30%, 01/15/35(b)		262	208,557
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28(c)	EUR	100	88,280
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	USD	78	70,467
CenterPoint Energy Houston Electric LLC, 5.30%, 04/01/53		544	508,540
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29(b)		35	34,871
Charter Communications Operating LLC/Charter
Communications Operating Capital 4.50%, 02/01/24		1,185	1,178,605
4.91%, 07/23/25		1,868	1,825,321
4.40%, 04/01/33		86	73,146
3.90%, 06/01/52		1,099	657,069
4.40%, 12/01/61		300	184,829
Chemours Co., 4.00%, 05/15/26	EUR	200	195,854
Citigroup, Inc. 1.75%, 10/23/26	GBP	200	217,956
(1-day SOFR + 1.28%), 3.07%, 02/24/28(a)	USD	557	505,255
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)		1,034	1,030,943
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		164	147,529
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)		143	129,366
Civitas Resources, Inc., 8.38%, 07/01/28(b)		336	341,880
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(b)		438	409,362
Comcast Corp. 2.65%, 02/01/30		373	315,057
5.50%, 11/15/32		259	256,012
4.25%, 01/15/33		151	135,816
2.89%, 11/01/51		396	233,379
2.94%, 11/01/56		360	204,598
2.99%, 11/01/63		14	7,743
Commonwealth Edison Co., 5.30%, 02/01/53		303	277,911
Coty, Inc., 3.88%, 04/15/26(c)	EUR	200	205,986
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 6.63%, 07/15/30(b)	USD	33	32,219
Covanta Holding Corp., 4.88%, 12/01/29(b)		69	56,608
Credit Suisse USA, Inc., 7.13%, 07/15/32		519	553,822
Crown Castle, Inc. 4.30%, 02/15/29		138	127,423
2.10%, 04/01/31		429	327,268
5.10%, 05/01/33		192	177,513
CSC Holdings LLC, 5.25%, 06/01/24		452	429,962
CSX Corp., 4.10%, 11/15/32		221	198,735
CVS Health Corp. 1.75%, 08/21/30		161	123,890
5.63%, 02/21/53		297	266,943

Security		Par (000)	Value

United States (continued)
Dana, Inc., 4.25%, 09/01/30	USD	38	$30,499
Dell International LLC/EMC Corp., 5.30%, 10/01/29		130	126,200
DISH DBS Corp., 5.88%, 11/15/24		255	237,351
DISH Network Corp., 0.00%, 12/15/25(k)(l)		173	115,478
Duke Energy Corp., 3.85%, 06/15/34	EUR	600	564,223
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)	USD	180	184,234
Edison International, 6.95%, 11/15/29		328	338,270
Elevance Health, Inc., 5.13%, 02/15/53		268	236,606
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)		106	102,044
Encore Capital Group, Inc., 4.88%, 10/15/25(c)	EUR	100	102,836
Entergy Louisiana LLC, 2.35%, 06/15/32	USD	388	298,440
Equinix, Inc. 3.20%, 11/18/29		147	125,881
3.90%, 04/15/32		316	270,019
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		612	588,285
Eversource Energy 5.13%, 05/15/33		124	115,335
Series R, 1.65%, 08/15/30		242	185,378
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	268,441
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		318	248,954
Fiserv, Inc. 4.50%, 05/24/31	EUR	500	523,312
5.60%, 03/02/33	USD	60	58,151
Florida Power & Light Co., 2.88%, 12/04/51		1,309	792,476
Ford Motor Co., 3.25%, 02/12/32		55	42,387
Ford Motor Credit Co. LLC 4.54%, 03/06/25	GBP	100	117,134
6.86%, 06/05/26		108	129,834
6.13%, 05/15/28	EUR	100	108,632
Freed Corp., 10.00%, 12/07/23(f)	USD	593	566,556
Freedom Mortgage Corp.(b) 8.13%, 11/15/24		107	107,010
8.25%, 04/15/25		64	64,013
FreeWire Technologies, Inc., 15.27%, 04/26/25(a)(f)		336	337,100
Full House Resorts, Inc., 8.25%, 02/15/28(b)		67	58,625
General Motors Financial Co., Inc., 2.70%, 08/20/27		151	132,459
Gilead Sciences, Inc., 2.80%, 10/01/50		459	277,237
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,438	1,480,022
Goldman Sachs Group, Inc. 7.25%, 04/10/28	GBP	100	127,714
4.00%, 09/21/29(c)	EUR	2,489	2,562,392
(1-day SOFR + 0.49%), 0.93%, 10/21/24(a)	USD	288	285,725
(1-day SOFR + 0.73%), 1.76%, 01/24/25(a)		1,007	991,043
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)		157	139,775
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		195	146,176
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)		103	78,444
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		489	377,443
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		232	181,210
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		461	368,665
(1-day SOFR + 1.85%), 3.62%, 03/15/28(a)		371	342,312
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(c)	GBP	696	757,603
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(a)	USD	175	169,574
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		35	33,163
GXO Logistics, Inc., 2.65%, 07/15/31		208	157,814
HCA, Inc. 5.38%, 02/01/25		210	207,778
3.50%, 09/01/30		197	166,667
3.63%, 03/15/32		1,432	1,186,969
5.50%, 06/01/33		208	196,710

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Home Depot, Inc., 2.95%, 06/15/29	USD	230	$204,858
Honeywell International, Inc., 3.75%, 05/17/32	EUR	520	530,218
Intel Corp. 4.15%, 08/05/32	USD	223	202,927
5.20%, 02/10/33		302	292,408
JPMorgan Chase & Co. 0.63%, 01/25/24(c)	EUR	465	486,346
(1-day SOFR + 1.07%), 1.95%, 02/04/32(a)	USD	200	151,675
(1-day SOFR + 1.16%), 2.30%, 10/15/25(a)		178	170,729
(1-day SOFR + 1.18%), 2.55%, 11/08/32(a)		351	271,637
(1-day SOFR + 1.56%), 4.32%, 04/26/28(a)		549	520,892
(1-day SOFR + 1.75%), 4.57%, 06/14/30(a)		847	790,112
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		785	707,635
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		73	69,224
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		153	134,060
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(a)(c)	GBP	200	226,279
KLA Corp., 5.25%, 07/15/62	USD	250	224,588
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	116,016
Landsea Homes Corp., 11.00%, 07/17/28(f)	USD	1,692	1,641,240
Lessen, Inc., 10.27%, 01/04/28(a)(b)(f)		738	692,808
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	100,456
Linde PLC, 3.38%, 06/12/29(c)		700	723,864
Lowe’s Cos., Inc. 2.63%, 04/01/31	USD	150	121,334
4.25%, 04/01/52		173	127,620
5.63%, 04/15/53		264	239,954
5.75%, 07/01/53		100	93,282
Marriott International, Inc., 5.45%, 09/15/26		175	173,395
Marsh & McLennan Cos., Inc. 2.90%, 12/15/51		68	40,610
5.45%, 03/15/53		297	277,237
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)		367	354,058
McDonald’s Corp., 1.00%, 11/15/23(c)	EUR	100	105,334
Medline Borrower LP, 3.88%, 04/01/29(b)	USD	213	180,075
Moody’s Corp. 1.75%, 03/09/27	EUR	1,100	1,077,345
0.95%, 02/25/30		250	217,735
3.10%, 11/29/61	USD	169	98,158
Morgan Stanley(a)
(1-day SOFR + 1.02%), 1.93%, 04/28/32		269	199,813
(1-day SOFR + 1.03%), 1.79%, 02/13/32		364	269,559
(1-day SOFR + 1.14%), 2.70%, 01/22/31		281	229,749
(1-day SOFR + 1.20%), 2.51%, 10/20/32		199	152,188
(1-day SOFR + 1.29%), 2.94%, 01/21/33		166	130,726
(1-day SOFR + 1.59%), 5.16%, 04/20/29		122	117,371
(1-day SOFR + 1.61%), 4.21%, 04/20/28		585	550,065
(1-day SOFR + 1.63%), 5.45%, 07/20/29		573	558,371
(1-day SOFR + 1.87%), 5.25%, 04/21/34		280	259,974
(1-day SOFR + 1.88%), 5.42%, 07/21/34		40	37,732
(1-day SOFR + 2.08%), 4.89%, 07/20/33		1,757	1,596,455
(1-day SOFR + 2.56%), 6.34%, 10/18/33		257	258,465
(1-day SOFR + 3.12%), 3.62%, 04/01/31		227	195,555
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30		134	123,969
(3-mo. EURIBOR + 0.72%), 0.50%, 02/07/31	EUR	1,661	1,356,462
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		1,142	1,206,254
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28		1,800	1,928,989
Motorola Solutions, Inc., 2.75%, 05/24/31	USD	221	174,557
Nasdaq, Inc. 4.50%, 02/15/32	EUR	890	932,616

Security		Par (000)	Value

United States (continued)
Nasdaq, Inc. (continued) 5.55%, 02/15/34	USD	115	$109,762
6.10%, 06/28/63		160	148,798
National Grid North America, Inc., 4.67%, 09/12/33(c)	EUR	850	884,858
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	USD	34	32,127
5.50%, 08/15/28		154	135,838
5.13%, 12/15/30		135	109,610
5.75%, 11/15/31		64	52,942
New York Life Global Funding, 4.35%, 09/16/25(c)	GBP	150	178,709
Newmont Corp., 2.60%, 07/15/32	USD	154	120,629
Nexstar Media, Inc., 4.75%, 11/01/28(b)		69	57,112
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/30		110	88,063
Norfolk Southern Corp. 2.55%, 11/01/29		213	179,887
3.00%, 03/15/32		122	100,519
4.45%, 03/01/33		255	232,859
Northern Oil and Gas, Inc., 8.75%, 06/15/31(b)		120	120,900
NRG Energy, Inc.(b) 3.75%, 06/15/24		20	19,584
4.45%, 06/15/29		40	34,690
NVIDIA Corp., 2.00%, 06/15/31		145	116,019
Ohio Power Co., 5.00%, 06/01/33		113	106,025
Olympus Water U.S. Holding Corp. 9.63%, 11/15/28(c)	EUR	100	105,455
9.75%, 11/15/28(b)	USD	666	664,560
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32		663	603,701
ONE Gas, Inc., 2.00%, 05/15/30		35	27,822
Oracle Corp. 3.40%, 07/08/24		1,004	985,076
2.50%, 04/01/25		517	492,245
6.15%, 11/09/29		225	228,410
2.95%, 04/01/30		97	81,624
2.88%, 03/25/31		1,666	1,360,838
6.25%, 11/09/32		474	479,855
4.10%, 03/25/61		49	32,681
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(c)	EUR	100	90,865
Pacific Gas and Electric Co. 6.10%, 01/15/29	USD	440	429,758
4.55%, 07/01/30		311	274,911
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		222	187,801
PECO Energy Co. 2.85%, 09/15/51		343	203,011
4.38%, 08/15/52		290	231,884
Permian Resources Operating LLC(b) 7.75%, 02/15/26		35	35,227
5.88%, 07/01/29		62	58,322
7.00%, 01/15/32		74	72,980
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		874	798,438
Pilgrim’s Pride Corp., 6.25%, 07/01/33		219	205,814
Procter & Gamble Co., 3.25%, 08/02/26	EUR	696	726,773
Prologis LP, 5.13%, 01/15/34	USD	346	326,750
Public Service Electric and Gas Co., 3.10%, 03/15/32		232	195,150
QUALCOMM, Inc. 2.15%, 05/20/30		199	164,841
4.50%, 05/20/52		204	167,282
Rain Carbon, Inc., 12.25%, 09/01/29(b)		70	73,413

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Raytheon Technologies Corp., 2.15%, 05/18/30	EUR	2,288	$2,105,531
Ryder System, Inc., 5.25%, 06/01/28	USD	345	335,768
S&P Global, Inc. 5.25%, 09/15/33(b)		45	43,863
2.30%, 08/15/60		121	59,638
3.90%, 03/01/62		19	13,724
Salesforce, Inc., 1.95%, 07/15/31		93	73,651
Sasol Financing USA LLC, 5.88%, 03/27/24		278	274,041
Service Properties Trust 4.35%, 10/01/24		46	44,128
4.50%, 03/15/25		46	43,051
Sitio Royalties Corp., 11.89%, 09/21/26(a)		932	960,372
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(d)		106	106,265
Sonder Holdings, Inc., (13.99% PIK), 13.99%, 01/19/27(f)(j)		871	746,497
Southern California Edison Co. 5.65%, 10/01/28		30	29,946
5.95%, 11/01/32		716	714,088
Southern Co., (5-year EUR Swap + 2.11%), 1.88%, 09/15/81(a)	EUR	1,000	833,240
Sprint Capital Corp., 8.75%, 03/15/32	USD	272	314,662
Stem, Inc., 0.50%, 12/01/28(b)(k)		27	15,539
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		167	144,617
Tenet Healthcare Corp., 4.38%, 01/15/30		210	180,626
Tenneco, Inc., 8.00%, 11/17/28(b)		222	180,653
Texas Capital Bank NA, (3-mo. LIBOR US + 4.50%), 10.16%, 09/30/24(a)(b)		727	720,767
Texas Instruments, Inc., 4.90%, 03/14/33		70	67,697
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		123	105,789
T-Mobile U.S., Inc. 3.38%, 04/15/29		133	116,979
3.88%, 04/15/30(n)		783	693,715
5.05%, 07/15/33		469	435,143
Union Pacific Corp. 3.84%, 03/20/60		108	75,691
5.15%, 01/20/63		175	154,588
3.85%, 02/14/72		121	82,528
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		3	2,991
Series 2016-2, Class AA, 2.88%, 04/07/30		6	4,999
Series 2019-2, Class AA, 2.70%, 11/01/33		65	53,846
UnitedHealth Group, Inc. 2.88%, 08/15/29		320	281,094
5.30%, 02/15/30		353	350,805
6.05%, 02/15/63		245	247,891
Venture Global LNG, Inc., 8.13%, 06/01/28(b)		630	623,790
Verizon Communications, Inc. 1.45%, 03/20/26		2,508	2,264,476
1.13%, 11/03/28	GBP	100	97,795
1.50%, 09/18/30	USD	678	514,327
2.36%, 03/15/32		267	203,710
5.05%, 05/09/33		403	376,480
4.50%, 08/10/33		297	264,432
4.40%, 11/01/34		333	288,750
2.88%, 11/20/50		121	69,950
3.55%, 03/22/51		105	69,092
2.99%, 10/30/56		124	68,832
VMware, Inc., 2.20%, 08/15/31		157	118,477

Security		Par (000)	Value

United States (continued)
Walt Disney Co. 2.00%, 09/01/29	USD	384	$317,679
3.80%, 03/22/30		201	182,319
Wells Fargo & Co. 0.50%, 04/26/24(c)	EUR	145	150,148
1.63%, 06/02/25(c)		934	945,097
2.00%, 04/27/26(c)		135	134,943
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)	USD	300	284,065
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		519	485,217
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		20	19,664
XHR LP, 4.88%, 06/01/29(b)		34	28,900

			105,452,431

Total Corporate Bonds — 28.0% (Cost: $216,137,691)			206,485,886

Floating Rate Loan Interests(a)

Luxembourg — 0.0%
Euro Parfums Fze, Term Loan B, 06/23/28(o)		242	234,740

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 5.26%, 02/17/24(f)		59	6,545

United States — 0.7%
American Auto Auction Group, LLC, Series A, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.39%, 12/30/27		66	62,487
American Rock Salt Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 06/09/28		52	48,076
Apex Tool Group LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/08/29		279	253,775
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27		108	105,509
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		318	311,505
Conair Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 05/17/28		48	46,014
ConnectWise LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 09/29/28		110	108,114
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 11.75%, 07/31/28(f)		60	58,870
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 12/21/28		135	122,969
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		188	183,419
DS Parent, Inc., Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.34%, 12/10/28		203	199,536
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		398	396,838
EIS Buyer, Inc., Revolver, 07/10/28(f)(o)		53	51,385

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.31%, 05/01/28(f)	USD	532	$513,854
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 12/29/27(f)		157	148,259
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.90%, 11/01/28		101	93,939
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US + 8.00%), 13.67%, 07/20/26(f)		526	517,054
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.50%), 10.93%, 10/25/28(f)		98	78,600
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/04/28		80	78,462
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.57%, 12/22/26		72	71,678
Level 3 Financing, Inc., 2019 Term Loan B, 03/01/27(o)		103	97,103
Maverick Gaming LLC, Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 7.50%), 13.18%, 09/03/26		121	89,806
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		74	66,045
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		508	506,583
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		20	16,144
Orion Group Holdco, LLC, 2023 Term Loan, 03/19/27(o)		106	104,926
Profrac Services LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.78%, 03/04/25		215	214,634
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.00%), 10.39%, 01/21/29		159	152,351

			4,697,935

Total Floating Rate Loan Interests — 0.7% (Cost: $5,123,806)			4,939,220

Foreign Agency Obligations

Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)		271	217,263

Argentina(h) — 0.0%
Argentine Republic Government International Bond 4.13%, 07/09/35		247	61,251
5.00%, 01/09/38		209	61,156

			122,407

Australia(c) — 0.1%
Australia Government Bond 3.75%, 04/21/37		80	46,909
Series 136, 4.75%, 04/21/27		220	144,490

Security	Par (000)	Value

Australia (continued)
Australia Government Bond (continued)
Series 137, 2.75%, 04/21/24	130	$82,927
Series 149, 2.25%, 05/21/28	90	53,329

		327,655

Austria(b)(c) — 0.1%
Republic of Austria Government Bond 0.75%, 02/20/28	556	529,077
1.50%, 02/20/47	222	155,056

		684,133

Belgium(b)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47	351	240,743
Series 85, 0.80%, 06/22/28	855	813,427

		1,054,170

Benin — 0.0%
Benin Government International Bond, 4.88%, 01/19/32(c)	139	108,783

Brazil — 1.7%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	10,466	2,059,795
Series F, 10.00%, 01/01/27	12,267	2,380,847
Series F, 10.00%, 01/01/31	26,000	4,800,966
Brazilian Government International Bond, 3.75%, 09/12/31	3,900	3,286,608

		12,528,216

Canada — 0.3%
Canadian Government Bond 5.75%, 06/01/33	170	142,000
5.00%, 06/01/37	90	72,892
4.00%, 06/01/41	280	206,554
3.50%, 12/01/45	140	96,615
2.75%, 12/01/48	210	127,010
2.00%, 12/01/51	2,650	1,336,365

		1,981,436

China — 3.2%
China Development Bank, Series 1903, 3.30%, 02/01/24	1,400	192,431
China Government Bond 2.68%, 05/21/30	12,080	1,654,247
3.02%, 05/27/31	105,780	14,826,347
2.88%, 02/25/33	15,000	2,084,263
3.19%, 04/15/53	21,580	3,061,691
Series 1827, 3.25%, 11/22/28	100	14,196
Series 1904, 3.19%, 04/11/24	1,400	192,961
Series 1913, 2.94%, 10/17/24	8,500	1,174,156

		23,200,292

Colombia — 0.4%
Colombia Government International Bond 3.88%, 04/25/27	200	181,678
8.00%, 04/20/33	200	197,594
4.13%, 05/15/51	200	111,000
Colombian TES 7.50%, 08/26/26	3,923,000	882,784

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Colombian TES (continued)
Series B, 6.25%, 11/26/25	4,994,600	$1,126,030
Series B, 5.75%, 11/03/27	3,058,000	623,373

		3,122,459

Czech Republic — 0.6%
Czech Republic Government Bond 5.50%, 12/12/28	17,870	800,237
2.75%, 07/23/29	29,470	1,146,943
5.00%, 09/30/30	49,470	2,171,836
4.20%, 12/04/36(c)	3,280	132,528

		4,251,544

Denmark — 0.0%
Denmark Government Bond 1.50%, 11/15/23	200	28,248
1.75%, 11/15/25	500	68,784
4.50%, 11/15/39	450	74,197

		171,229

Dominican Republic — 0.1%
Dominican Republic International Bond 6.88%, 01/29/26(c)	100	99,768
4.88%, 09/23/32(c)	150	121,754
4.88%, 09/23/32(b)	150	121,753

		343,275

Egypt(c) — 0.0%
Egypt Government International Bond 7.63%, 05/29/32	300	172,377
7.50%, 02/16/61	200	100,398

		272,775

France(c) — 0.3%
French Republic Government Bond OAT 2.50%, 05/25/30	40	40,613
1.50%, 05/25/31	190	177,927
5.75%, 10/25/32	100	125,394
1.50%, 05/25/50(b)	2,536	1,653,813

		1,997,747

Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(c)	1,530	1,483,397

Ghana — 0.0%
Ghana Government International Bond, 7.63%, 05/16/29(c)(e)(i)	381	167,758

Greece(b)(c) — 0.2%
Hellenic Republic Government Bond 2.00%, 04/22/27	92	91,762
1.50%, 06/18/30	1,740	1,561,907

		1,653,669

Guatemala(b) — 0.0%
Guatemala Government Bond 5.25%, 08/10/29	101	92,926
6.60%, 06/13/36	205	196,800

		289,726

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 03/25/24	16	$15,960

Indonesia — 0.5%
Indonesia Government International Bond, 6.75%, 01/15/44(c)	200	216,350
Indonesia Treasury Bond 7.00%, 02/15/33	10,023,000	651,122
Series FR72, 8.25%, 05/15/36	22,408,000	1,598,500
Series FR98, 7.13%, 06/15/38	14,054,000	913,442

		3,379,414

Italy(c) — 0.5%
Italy Buoni Poliennali Del Tesoro 2.65%, 12/01/27	3,060	3,063,397
Series 30Y, 3.85%, 09/01/49(b)	700	610,993
Series 31Y, 4.75%, 09/01/44(b)	232	235,480

		3,909,870

Ivory Coast(c) — 0.0%
Ivory Coast Government International Bond 5.88%, 10/17/31	100	87,176
4.88%, 01/30/32	127	101,748

		188,924

Japan — 2.1%
Japan Government Forty Year Bond, 1.00%, 03/20/62	800,000	4,254,818
Japan Government Thirty Year Bond, Series 64, 0.40%, 09/20/49	2,274,950	11,334,865

		15,589,683

Jordan — 0.0%
Jordan Government International Bond, 5.85%, 07/07/30(c)	200	176,966

Mexico — 3.4%
Mexican Bonos
Series M, 7.75%, 05/29/31	73,074	3,702,313
Series M 20, 10.00%, 12/05/24	77,500	4,396,266
Series M 30, 8.50%, 11/18/38	19,059	967,861
Series M20, 7.50%, 06/03/27	90,900	4,767,653
Mexico Bonos
Series M, 8.50%, 05/31/29	41,526	2,234,606
Series M, 7.50%, 05/26/33	45,000	2,200,862
Mexico Cetes(l) 0.00%, 07/25/24	588,339	3,081,242
0.00%, 10/03/24	203,347	1,041,501
0.00%, 11/28/24	483,400	2,436,347
Mexico Government International Bond, 2.66%, 05/24/31	200	157,878

		24,986,529

Morocco — 0.1%
Morocco Government International Bond, 6.50%, 09/08/33(b)	349	342,362

Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	311	301,519

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	100	$57,335

Nigeria(c) — 0.1%
Nigeria Government International Bond 7.88%, 02/16/32	231	181,619
7.38%, 09/28/33	200	147,424

		329,043

Panama — 0.1%
Panama Government International Bond, 6.40%, 02/14/35	460	444,544

Peru — 0.0%
Peruvian Government International Bond, 1.86%, 12/01/32	87	62,686

Poland — 0.3%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(b)	333	313,020
Republic of Poland Government Bond, 2.50%, 07/25/26	7,442	1,592,194
Republic of Poland Government International Bond, 4.88%, 10/04/33	15	13,907

		1,919,121

Romania — 0.0%
Romanian Government International Bond 5.25%, 11/25/27(b)	16	15,537
2.13%, 03/07/28(c)	206	188,698
2.88%, 03/11/29(c)	32	29,566
2.50%, 02/08/30(c)	33	28,522
2.12%, 07/16/31(c)	40	31,273

		293,596

Russia — 0.0%
Russian Federal Bond - OFZ, Series 6233, 6.10%, 07/18/35(e)(i)	27,309	69,334

Saudi Arabia(c) — 0.1%
Saudi Government International Bond 4.50%, 04/17/30	200	190,552
3.45%, 02/02/61	303	184,948

		375,500

Senegal — 0.0%
Senegal Government International Bond, 4.75%, 03/13/28(c)	100	90,030

South Africa — 0.6%
Republic of South Africa Government Bond
Series 2040, 9.00%, 01/31/40	45,898	1,784,738
Series R186, 10.50%, 12/21/26	32,198	1,749,373
Republic of South Africa Government International Bond 5.00%, 10/12/46	200	123,354
Series 2030, 8.00%, 01/31/30	23,420	1,078,962

		4,736,427

Spain(b)(c) — 3.4%
Spain Government Bond 1.25%, 10/31/30	431	388,664
2.55%, 10/31/32	10,184	9,741,992
3.15%, 04/30/33	9,248	9,223,811
3.55%, 10/31/33	4,000	4,101,885
3.90%, 07/30/39	462	467,187

Security	Par (000)	Value

Spain (continued)
Spain Government Bond (continued) 2.90%, 10/31/46	866	$719,734
3.45%, 07/30/66	688	577,575

		25,220,848

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(c)(e)(i)	200	94,440

Supranational — 0.0%
European Union, Series NGEU, 3.00%, 03/04/53(c)	98	86,828

Sweden(c) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	250	24,272
Series 1059, 1.00%, 11/12/26	960	82,125

		106,397

Ukraine(e)(i) — 0.1%
Ukraine Government International Bond 7.75%, 09/01/28(c)	100	28,500
7.75%, 09/01/29(c)	319	90,596
4.38%, 01/27/32(c)	212	52,672
7.38%, 09/25/34(c)	591	154,546
7.38%, 09/25/34(b)	200	52,300
7.25%, 03/15/35(b)	216	56,484
7.25%, 03/15/35(c)	200	52,300
7.75%, 08/01/41(a)(c)	277	126,728

		614,126

United Kingdom(c) — 0.6%
United Kingdom Gilt 1.75%, 09/07/37	60	51,472
4.75%, 12/07/38	30	36,807
3.25%, 01/22/44	165	159,463
3.50%, 01/22/45	700	697,977
1.50%, 07/22/47	1,040	670,514
3.75%, 07/22/52	1,000	1,010,145
0.50%, 10/22/61	4,373	1,449,211

		4,075,589

Uruguay — 0.0%
Uruguay Government International Bond, 5.75%, 10/28/34	21	21,420

Total Foreign Agency Obligations — 19.2% (Cost: $161,248,152)		141,466,425

	Shares

Investment Companies

United States — 1.7%
iShares 0-5 Year TIPS Bond ETF(p)	7,050	683,286
iShares iBoxx $ High Yield Corporate Bond ETF(p)	50,650	3,733,918
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)	38,866	3,965,109
iShares JP Morgan USD Emerging Markets Bond ETF(n)(p)	23,752	1,960,015
iShares Latin America 40 ETF(p)	9,782	250,028
iShares MSCI Brazil ETF(p)	9,033	277,042
iShares MSCI Emerging Markets ETF(p)	13,148	498,967
iShares Russell 2000 ETF(p)	476	84,128
iShares Russell Mid-Cap Growth ETF(p)	2,067	188,820

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
VanEck J. P. Morgan EM Local Currency Bond ETF		43,378	$1,035,433
VanEck Semiconductor ETF(e)		1,256	182,095

Total Investment Companies — 1.7% (Cost: $13,427,592)			12,858,841

		Par (000)

Municipal Bonds

California — 0.2%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	169,602
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	919,920

			1,089,522

Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		145	137,027
Series A, 4.00%, 07/01/41		145	135,989

			273,016

Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	99,594

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 05/01/49		1,000	1,020,978

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	63,373

North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	157,638

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51		1,842	746,002
Series A-1, 0.00%, 11/01/43		166	85,886
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		780	272,960

			1,104,848

Texas — 0.2%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	252,920
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,230,008
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47		155	134,472

			1,617,400

Security		Par (000)	Value

Wisconsin — 0.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/35	USD	125	$127,818

Total Municipal Bonds — 0.7% (Cost: $6,156,652)			5,554,187

Non-Agency Mortgage-Backed Securities

Ireland — 0.0%
Last Mile Securities PE, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 4.69%, 08/17/31(a)(c)	EUR	300	308,159

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 4.48%, 06/15/53(a)(c)		131	138,625

United Kingdom(a)(c) — 0.2%
Agora Securities U.K. DAC, Series 2021-1X, Class A, (3-mo. LIBOR GBP + 1.20%), 6.37%, 07/22/31	GBP	300	355,962
Canada Square Funding PLC, Series 2021-2, Class B, (3-mo. LIBOR GBP + 1.20%), 6.42%, 06/17/58		112	134,276
Finsbury Square, Series 2021-1GRX, Class AGRN, (3-mo. LIBOR GBP + 0.65%), 5.87%, 12/16/67		125	151,774
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3-mo. LIBOR GBP + 0.75%), 5.97%, 05/15/51		100	120,597
Mortimer BTL PLC, Series 2021-1, Class B, (3-mo. LIBOR GBP + 1.10%), 6.32%, 06/23/53		100	119,742
Together Asset Backed Securitisation PLC, Class A, (3-mo. LIBOR GBP + 1.23%), 6.43%, 04/20/65		338	412,394

			1,294,745

United States — 4.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	USD	250	198,127
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1-mo. Term SOFR + 2.17%), 7.75%, 09/15/34(a)(b)		320	276,000
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	684,765
Series 2020-MF1, Class XA, 1.07%, 05/15/53(a)		14,830	673,059
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. Term SOFR + 2.25%), 7.58%, 12/15/36(a)(b)		200	180,119
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1-mo. Term SOFR + 2.05%), 7.38%, 11/15/32(a)(b)		150	135,451
Bank, Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	20,854
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,087,071
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.56%, 12/17/53(a)		5,015	351,375
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	152,298
BHMS Mortgage Trust, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.88%, 07/15/35(a)(b)		170	167,827

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class F, (1-mo. Term SOFR + 2.11%), 7.45%, 10/15/36	USD	850	$840,854
Series 2019-XL, Class G, (1-mo. Term SOFR + 2.41%), 7.75%, 10/15/36		935	919,614
Series 2019-XL, Class J, (1-mo. Term SOFR + 2.76%), 8.10%, 10/15/36		510	499,576
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.35%, 01/15/34		687	649,750
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1-mo. Term SOFR + 3.11%), 8.45%, 02/15/36		134	123,188
Series 2021-LBA, Class GV, (1-mo. Term SOFR + 3.11%), 8.45%, 02/15/36		712	655,531
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.45%, 01/15/34		353	340,461
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	79,573
Series 2017-CC, Class E, 3.67%, 08/13/37		220	145,260
CENT Trust, (1-mo. Term SOFR + 2.62%), 7.95%, 09/15/28(a)(b)		1,495	1,494,157
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	357,487
Series 2016-C2, Class B, 3.18%, 08/10/49		750	647,095
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	350,551
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	994,989
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	254,858
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	927,970
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/37(a)(b)		983	967,366
Commercial Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		309	299,785
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	479,823
Series 2016-DC2, Class B, 4.81%, 02/10/49(a)		100	89,783
Series 2016-DC2, Class C, 4.81%, 02/10/49(a)		100	88,361
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)(b)		1,000	892,762
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class C, (1-mo. Term SOFR + 1.48%), 6.81%, 05/15/36		100	99,115
Series 2019-ICE4, Class E, (1-mo. Term SOFR + 2.20%), 7.53%, 05/15/36		698	693,377
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.86%, 08/15/51(a)		750	588,626
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.93%, 05/15/35(a)(b)		91	89,534
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	341,082
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(b)		300	220,655
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K121, Class X1, 1.12%, 10/25/30(a)		4,046	217,481
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.80%, 02/15/38(a)(b)		340	107,046
GS Mortgage Securities Corp. Trust, Series 2021- ROSS, Class A, (1-mo. Term SOFR + 1.26%), 6.60%, 05/15/26(a)(b)		100	88,133

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Trust(a)
Series 2015-GC34, Class B, 4.47%, 10/10/48	USD	1,100	$883,512
Series 2020-GSA2, Class XA, 1.83%, 12/12/53(b)		3,605	301,829
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	929,443
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)		450	378,177
Series 2013-C16, Class B, 5.04%, 12/15/46(a)		1,000	981,464
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		600	540,000
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50		1,200	1,103,981
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,000,522
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1-mo. Term SOFR + 2.16%), 7.50%, 12/15/37(a)(b)		683	660,623
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		110	80,398
Series 2017-330M, Class E, 4.17%, 08/15/34		130	91,125
MCM Trust(f)
2.50%, 09/25/31(b)		1,014	975,062
4.42%, 09/25/31(l)		641	422,864
Med Trust, Series 2021-MDLN, Class E, (1-mo. Term SOFR + 3.26%), 8.60%, 11/15/38(a)(b)		398	379,228
MED Trust, Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.70%, 11/15/38(a)(b)		636	600,985
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	369,186
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	377,820
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		340	276,207
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	805,195
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	530,344
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	323,599
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	81,148
Series 2017-OT, Class E, 4.08%, 05/10/39		160	94,087
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 8.20%, 01/15/36(a)(b)		270	205,200
TVC DSCR(f)
0.00%, 02/01/51		314	273,765
2.38%, 02/01/51(b)		1,257	1,170,078
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		65	50,613
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 5.11%, 01/15/59		1,400	1,246,999
Series 2019-C50, Class XA, 1.58%, 05/15/52		12,731	691,395
Series 2021-C59, Class XA, 1.66%, 04/15/54		993	75,525

			34,371,163

Total Non-Agency Mortgage-Backed Securities — 4.9% (Cost: $40,815,762)			36,112,692

Preferred Securities

Capital Trusts — 0.2%(a)(c)

France — 0.0%
Electricite de France SA, 6.00%(m)	GBP	200	225,108

15

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland — 0.0%
AIB Group PLC, 5.25%(m)	EUR	200	$201,406

Jersey — 0.0%
HSBC Bank Capital Funding Sterling 1 LP, Series 1, 5.84%(m)	GBP	9	10,903

Luxembourg — 0.0%
SES SA, 2.88%(m)	EUR	100	92,461

Netherlands(m) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%		200	192,748
Koninklijke KPN NV, 2.00%		100	100,307
Naturgy Finance BV, 3.38%		100	103,521
Repsol International Finance BV, 4.25%		100	96,200
Telefonica Europe BV, 6.14%		200	203,017

			695,793

United Kingdom — 0.1%
BP Capital Markets PLC, 3.25%(m)		100	98,693
Vodafone Group PLC, 2.63%, 08/27/80		149	143,377

			242,070

			1,467,741

		Shares

Preferred Stocks — 0.3%(f)

United States — 0.3%
Cap Hill Brands		265,896	71,792
Dream Finders Homes, Inc., 9.00%, 12/31/49		1,320	1,219,350
Lessen Nine GmbH, Series C		10,022	89,697
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(g)		6,037	57,653
Verge Genomics, Inc., Series B, (Acquired 11/05/21, Cost: $165,930)(g)		31,150	201,229
Versa Networks, Inc., Series D, (Acquired 10/14/22, Cost: $491,084), 10/07/32(g)		168,283	533,457

			2,173,178

Total Preferred Securities — 0.5% (Cost: $4,238,139)			3,640,919

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a) — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.94%, 05/25/29	USD	14,630	483,076
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.66%, 02/25/52(b)		750	646,577

			1,129,653

Mortgage-Backed Securities — 14.4%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		5	5,210
6.00%, 07/01/39		24	24,261
4.00%, 01/01/41		1	1,106
3.00%, 02/01/44		37	31,805

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31	USD	69	$63,075
3.50%, 04/01/31 - 01/01/48		164	150,500
3.00%, 10/01/32 - 12/01/46		151	130,901
5.00%, 05/01/38 - 11/01/48		52	49,751
5.50%, 01/01/39		16	16,440
4.00%, 08/01/40 - 12/01/45		12	11,210
4.50%, 09/01/40 - 08/01/48		136	128,284
Ginnie Mae(q)
6.00%, 10/23/53 - 11/20/53		857	848,954
6.50%, 10/23/53 - 11/20/53		408	410,214
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 10/23/53		1,723	1,558,534
3.50%, 01/15/42 - 10/23/53		2,476	2,179,095
5.00%, 10/20/44 - 10/23/53		1,240	1,175,630
3.00%, 02/15/45 - 10/23/53(r)		3,300	2,801,023
4.50%, 03/15/47 - 10/23/53		1,382	1,279,021
2.00%, 08/20/50 - 10/23/53		4,359	3,451,895
2.50%, 04/20/51 - 10/23/53		4,527	3,701,267
5.50%, 10/23/53		899	872,381
Uniform Mortgage-Backed Securities
2.50%, 09/01/27 - 10/13/52(q)		15,524	12,557,646
3.00%, 07/01/29 - 10/12/53(q)		8,649	7,277,150
3.50%, 07/01/29 - 10/12/53(q)		37,008	31,880,091
2.00%, 10/01/31 - 10/12/53(q)(r)		22,484	17,554,049
4.00%, 09/01/33 - 10/12/53(q)		4,973	4,462,768
5.00%, 09/01/35 - 10/12/53(q)		2,748	2,598,053
4.50%, 10/18/38 - 10/13/52(q)		3,179	2,940,339
5.50%, 12/01/38 - 10/12/53(q)		2,342	2,264,541
1.50%, 11/01/41 - 11/01/50		1,946	1,470,521
6.00%, 10/12/53(q)		1,303	1,285,898
6.50%, 10/12/53(q)		638	640,891
Series 2021, 1.50%, 10/18/37 - 10/12/53(q)		3,095	2,431,104

			106,253,608

Total U.S. Government Sponsored Agency Securities — 14.6% (Cost: $115,181,073)			107,383,261

U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/25 - 04/15/27(s)		7,391	6,964,292
0.38%, 01/15/27		1,898	1,765,599
1.25%, 04/15/28		3,358	3,192,848
0.63%, 07/15/32(s)		3,207	2,793,947
1.13%, 01/15/33(s)		939	848,211
1.50%, 02/15/53(s)		51	42,406

Total U.S. Treasury Obligations — 2.1% (Cost: $16,578,275)			15,607,303

		Shares

Warrants

United States(e) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)		9,002	450

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
FreeWire Technologies, Inc., Tranche A, (Issued 04/27/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(f)		34,768	$5,911
FreeWire Technologies, Inc., Tranche B unvest, (Exercisable 06/03/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35)(f)		33,030	—
FreeWire Technologies, Inc., Tranche B vested, (Issued 05/02/22, Exercisable 05/03/23, 1 Share for 1Warrant, Expires 04/26/27, Strike Price USD 3.35)(f)		1,738	295
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)		12,334	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)		8,529	100
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50) (f)		10,200	918
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)		28,519	488
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(f)		10,965	—
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (1 Share for 1 Warrant, Exercisable 10/14/22, Expires 10/07/32, Strike Price USD 0.01(f)(g)		20,741	58,697

			66,859

Venezuela — 0.0%
Venezuela Government International Bond (e)		3,000	9,000

Total Warrants — 0.0% (Cost: $132,872)			75,859

Total Long-Term Investments — 78.9% (Cost: $626,708,006)			581,350,340

		Par (000)

Short-Term Securities

Certificates of Deposit — 0.8%

Japan — 0.2%
Mizuho Bank Ltd., 5.52%, 11/22/23(a)	USD	1,500	1,500,080

United States — 0.6%
Citibank N.A., 5.89%, 05/10/24		1,135	1,135,049
Toronto-Dominion Bank 5.93%, 08/15/24		1,500	1,499,749
6.00%, 09/09/24		1,490	1,490,871

			4,125,669

			5,625,749

Commercial Paper — 2.2%

Australia(t) — 0.4%
Macquarie Bank Ltd., 5.91%, 05/13/24(b)		745	718,294

Security		Par (000)	Value

Australia (continued)
Macquarie Bank Ltd., 6.01%, 08/20/24	USD	1,120	$1,062,575
Westpac Banking Corp., 5.83%, 06/06/24		1,120	1,076,293

			2,857,162

France(t) — 0.2%
BPCE SA, 5.85%, 04/05/24		1,000	970,558
Societe Generale SA, 5.70%, 03/06/24		611	595,723

			1,566,281

Norway — 0.1%
DNB Bank ASA, 5.90%, 06/13/24(t)		1,120	1,075,075

United Kingdom — 0.2%
NatWest Markets PLC, 5.91%, 05/20/24(t)		1,120	1,078,256

United States(t) — 1.3%
AT&T, Inc.
5.99%, 01/23/24		864	848,289
5.93%, 02/21/24		2,119	2,070,283
Bayer Corp.(b)
Series 2020, 6.27%, 08/12/24		1,000	947,318
Series 2020, 6.29%, 09/10/24		1,120	1,055,777
HSBC USA, Inc.
5.62%, 11/20/23		288	285,709
6.46%, 08/22/24		1,500	1,416,920
HSBC USA, Inc.(b)
6.49%, 08/12/24		450	425,876
6.46%, 09/09/24		1,120	1,054,498
Macquarie Bank Ltd., 5.78%, 02/12/24		1,000	978,690
MUFG Bank Ltd., 5.68%, 11/22/23		790	783,646

			9,867,006

			16,443,780

Foreign Agency Obligations — 0.3%
Export-Import Bank of India, 3.88%, 03/12/24(c)		300	297,120
Israel Government Bond - Fixed, 3.75%, 03/31/24	ILS	7,029	1,836,546

			2,133,666

		Shares

Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(p)(u)		28,666,557	28,666,557

		Par (000)

U.S. Treasury Obligations — 16.4%
U.S. Treasury Bills
5.45%, 01/18/24	USD	38,845	38,226,782
5.46%, 01/25/24		54,442	53,518,092
5.50%, 02/15/24(t)		7,650	7,496,794

17

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation-Indexed Notes
0.63%, 01/15/24	USD	11,319	$11,210,440
0.50%, 04/15/24		10,427	10,243,940

			120,696,048

Total Short-Term Securities — 23.6% (Cost: $173,773,768)			173,565,800

Options Purchased — 0.3% (Cost: $3,302,054)			2,393,736

Total Investments Before TBA Sale Commitments and Options Written — 102.8% (Cost: $803,783,828)			757,309,876

TBA Sale Commitments(q)

United States — (0.1)%
Ginnie Mae Mortgage-Backed Securities 6.00%, 10/23/53		(340)	(336,892)
6.50%, 10/23/53		(129)	(129,726)
Uniform Mortgage-Backed Securities, 3.50%, 10/18/37		(26)	(24,038)

Total TBA Sale Commitments — (0.1)% (Proceeds: $(490,037))			(490,656)

Options Written — (0.8)% (Premiums Received: $(3,249,774))			(6,547,497)

Total Investments, Net of TBA Sale Commitments and Options Written — 101.9% (Cost: $800,044,017)			750,271,723

Liabilities in Excess of Other Assets — (1.9)%			(13,968,388)

Net Assets — 100.0%			$736,303,335

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,416,195, representing 0.2% of its net assets as of period end, and an original cost of $1,334,802.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security. (l) Zero-coupon bond.
(m)	Perpetual security with no stated maturity date.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. (p) Affiliate of the Fund.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,558,852	$22,107,705	(a)	$—	$—	$—	$28,666,557	28,666,557	$1,831,995	$—
iShares 0-5 Year TIPS Bond ETF	683,568	—		—	—	(282)	683,286	7,050	14,266	—
iShares Biotechnology ETF(b)	64,726	—		(63,831)	7,827	(8,722)	—	—	35	—
iShares China Large-Cap ETF(b)	383,353	468,763		(875,885)	7,191	16,578	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,998,322	7,598,214		(13,072,315)	(144,444)	354,141	3,733,918	50,650	129,242	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,106,281	7,019,278		(4,996,540)	(11,831)	(152,079)	3,965,109	38,866	91,423	—
iShares JP Morgan USD Emerging Markets Bond ETF	4,059,643	949,810		(2,953,459)	(152,859)	56,880	1,960,015	23,752	127,822	—
iShares Latin America 40 ETF	223,910	—		—	—	26,118	250,028	9,782	4,683	—
iShares MSCI Brazil ETF	252,653	—		—	—	24,389	277,042	9,033	6,831	—
iShares MSCI Emerging Markets ETF	498,309	—		—	—	658	498,967	13,148	4,078	—

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Affiliates (continued)

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

iShares Russell 2000 ETF	$82,995	$—	$—	$—	$1,133	$84,128	476	$937	$—

iShares Russell Mid-Cap Growth ETF	—	197,051	—	—	(8,231)	188,820	2,067	372	—

				$(294,116)	$310,583	$40,307,870		$2,211,684	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	109	12/07/23	$12,645	$(550,145)
Euro Bund	177	12/07/23	24,073	(656,738)
Euro OAT	158	12/07/23	20,580	(535,858)
Euro-Schatz	71	12/07/23	7,881	(17,377)
10-Year Japanese Government Treasury Bonds	13	12/13/23	12,610	(101,744)
10-Year Australian Treasury Bonds	87	12/15/23	6,263	(158,491)
3-Year Australian Treasury Bonds	80	12/15/23	5,418	(41,123)
MSCI Emerging Markets Index	3	12/15/23	143	(4,942)
NASDAQ 100 E-Mini Index	9	12/15/23	2,676	(113,900)
10-Year Canadian Bond	54	12/18/23	4,577	(123,719)
3-Year Korean Bond	29	12/19/23	2,215	(107)
U.S. Long Bond	82	12/19/23	9,335	(514,377)
Long Gilt	80	12/27/23	9,191	(20,211)
5-Year U.S. Treasury Note	1,506	12/29/23	158,624	(1,095,311)
3-Month SOFR	99	03/19/24	23,400	(110,203)

				(4,044,246)

Short Contracts
30-Year Euro Buxl Bond	2	12/07/23	259	13,870
Euro BOBL	290	12/07/23	35,489	297,159
Short Term Euro BTP	37	12/07/23	4,074	22,657
Euro Stoxx 50 Index	4	12/15/23	177	3,882
Euro Stoxx Banks Index	60	12/15/23	354	(8,772)
Russell 2000 E-Mini Index	21	12/15/23	1,889	78,083
S&P 500 E-Mini Index	55	12/15/23	11,895	345,359
10-Year U.S. Treasury Note	305	12/19/23	32,945	434,182
10-Year U.S. Ultra Long Treasury Note	1,275	12/19/23	142,202	4,095,944
Ultra U.S. Treasury Bond	384	12/19/23	45,648	2,943,337
2-Year U.S. Treasury Note	1,652	12/29/23	334,853	591,995
3-Month SOFR	109	03/18/25	25,999	204,802

				9,022,498

				$4,978,252

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	69,150,000	USD	3,963,909	State Street Bank and Trust Co.	10/03/23	$3,958
USD	56,990	AUD	88,000	Deutsche Bank AG	10/03/23	410
USD	648,473	AUD	1,000,000	Morgan Stanley & Co. International PLC	10/03/23	5,523
USD	149,609	BRL	749,183	Bank of America N.A.	10/03/23	564
USD	146,208	BRL	732,150	Citibank N.A.	10/03/23	551

19

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	146,208	BRL	732,150	Citibank N.A.	10/03/23	$551
USD	146,440	BRL	733,310	Citibank N.A.	10/03/23	552
USD	146,440	BRL	733,310	Citibank N.A.	10/03/23	552
USD	148,000	BRL	729,477	Citibank N.A.	10/03/23	2,875
USD	148,000	BRL	729,477	Citibank N.A.	10/03/23	2,875
USD	221,812	BRL	1,110,744	Goldman Sachs International	10/03/23	836
USD	222,000	BRL	1,101,797	Goldman Sachs International	10/03/23	2,805
USD	369,000	BRL	1,846,236	Goldman Sachs International	10/03/23	1,703
USD	369,000	BRL	1,846,236	Goldman Sachs International	10/03/23	1,703
USD	214,732	BRL	1,075,294	HSBC Bank USA N.A.	10/03/23	810
USD	214,733	BRL	1,075,294	HSBC Bank USA N.A.	10/03/23	810
USD	150,000	BRL	750,362	JPMorgan Chase Bank N.A.	10/03/23	720
USD	43,206	CAD	58,000	Natwest Markets PLC	10/03/23	504
USD	9,639,165	EUR	9,030,000	Nomura International PLC	10/03/23	92,196
USD	113,680	EUR	106,000	Royal Bank of Canada	10/03/23	1,611
USD	353,602	EUR	330,000	Standard Chartered Bank	10/03/23	4,709
USD	5,302,648	EUR	4,935,000	Standard Chartered Bank	10/03/23	85,118
USD	157,964	EUR	147,500	State Street Bank and Trust Co.	10/03/23	2,020
USD	402,435	EUR	377,000	State Street Bank and Trust Co.	10/03/23	3,852
USD	1,329,810	EUR	1,236,000	State Street Bank and Trust Co.	10/03/23	23,048
USD	1,784,697	EUR	1,665,000	State Street Bank and Trust Co.	10/03/23	24,375
USD	1,837,265	EUR	1,710,000	State Street Bank and Trust Co.	10/03/23	29,367
USD	2,270,832	EUR	2,120,000	Toronto-Dominion Bank	10/03/23	29,461
USD	184,904	GBP	148,000	Commonwealth Bank of Australia	10/03/23	4,329
USD	778,303	GBP	623,000	Standard Chartered Bank	10/03/23	18,180
USD	61,099	HKD	478,000	Bank of Montreal	10/03/23	59
USD	3,307,844	JPY	488,000,000	JPMorgan Chase Bank N.A.	10/03/23	42,319
USD	203,408	MXN	3,500,000	Goldman Sachs International	10/03/23	2,576
USD	3,901,471	MXN	65,650,000	The Bank of New York Mellon	10/03/23	134,436
USD	234,817	NOK	2,500,000	Natwest Markets PLC	10/03/23	1,099
BRL	763,062	USD	151,000	Citibank N.A.	10/05/23	756
BRL	763,062	USD	151,000	Citibank N.A.	10/05/23	756
USD	151,000	BRL	747,918	BNP Paribas SA	10/05/23	2,256
USD	151,000	BRL	747,918	BNP Paribas SA	10/05/23	2,256
USD	562,124	CNH	4,092,000	BNP Paribas SA	10/10/23	1,361
USD	3,171,813	CNH	23,100,000	Morgan Stanley & Co. International PLC	10/10/23	6,215
EUR	140,000	BRL	739,802	Goldman Sachs International	10/11/23	1,073
EUR	140,000	BRL	739,802	Goldman Sachs International	10/11/23	1,073
USD	218,500	TWD	6,797,535	BNP Paribas SA	10/11/23	7,423
USD	218,500	TWD	6,797,535	BNP Paribas SA	10/11/23	7,423
AUD	1,095,000	USD	702,875	Citibank N.A.	10/18/23	1,494
CAD	288,661	EUR	198,000	UBS AG	10/18/23	3,105
CAD	288,661	EUR	198,000	UBS AG	10/18/23	3,105
CLP	66,560,780	USD	74,000	Bank of America N.A.	10/18/23	829
CLP	198,498,990	USD	223,000	Barclays Bank PLC	10/18/23	155
CLP	267,201,700	USD	298,000	Citibank N.A.	10/18/23	2,392
CLP	132,982,500	USD	149,000	Morgan Stanley & Co. International PLC	10/18/23	501
CLP	260,565,000	USD	290,000	Toronto-Dominion Bank	10/18/23	2,931
CLP	260,565,000	USD	290,000	Toronto-Dominion Bank	10/18/23	2,931
EUR	70,000	USD	73,595	Citibank N.A.	10/18/23	458
EUR	211,000	USD	221,961	HSBC Bank PLC	10/18/23	1,256
EUR	211,000	USD	221,961	HSBC Bank PLC	10/18/23	1,256
EUR	281,000	USD	295,471	JPMorgan Chase Bank N.A.	10/18/23	1,798
JPY	111,233,407	CAD	1,013,000	JPMorgan Chase Bank N.A.	10/18/23	146
MXN	3,777,074	GBP	175,000	Morgan Stanley & Co. International PLC	10/18/23	2,652
MXN	3,777,092	GBP	175,000	Morgan Stanley & Co. International PLC	10/18/23	2,653
MXN	2,570,354	USD	147,000	Barclays Bank PLC	10/18/23	119
MXN	2,570,354	USD	147,000	Barclays Bank PLC	10/18/23	119
MXN	3,923,172	USD	222,000	BNP Paribas SA	10/18/23	2,551
MXN	9,171,978	USD	519,000	Goldman Sachs International	10/18/23	5,977
MXN	5,229,157	USD	295,000	HSBC Bank PLC	10/18/23	4,302
MXN	6,513,333	USD	369,000	JPMorgan Chase Bank N.A.	10/18/23	3,804

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	3,202,781	USD	297,000	Citibank N.A.	10/18/23	$2,544
NOK	1,593,004	USD	148,000	Deutsche Bank AG	10/18/23	988
NOK	1,613,850	USD	149,000	Goldman Sachs International	10/18/23	1,937
NOK	2,390,969	USD	222,000	Goldman Sachs International	10/18/23	1,618
PLN	1,555,223	EUR	336,000	Morgan Stanley & Co. International PLC	10/18/23	403
PLN	1,555,223	EUR	336,000	Morgan Stanley & Co. International PLC	10/18/23	403
SEK	1,664,172	USD	150,000	Natwest Markets PLC	10/18/23	2,410
SEK	1,665,022	USD	150,000	Natwest Markets PLC	10/18/23	2,488
USD	221,000	CAD	299,895	Citibank N.A.	10/18/23	159
USD	221,000	CAD	299,895	Citibank N.A.	10/18/23	159
USD	702,000	CAD	951,640	Citibank N.A.	10/18/23	1,216
USD	46,000	CAD	62,247	Toronto-Dominion Bank	10/18/23	162
USD	302,000	CAD	408,668	Toronto-Dominion Bank	10/18/23	1,058
USD	447,000	CLP	397,159,500	Toronto-Dominion Bank	10/18/23	508
USD	224,000	CNH	1,631,962	Goldman Sachs International	10/18/23	321
USD	41,000	COP	163,333,750	Citibank N.A.	10/18/23	1,135
USD	41,000	COP	163,333,750	Citibank N.A.	10/18/23	1,135
USD	148,000	COP	600,119,428	Citibank N.A.	10/18/23	1,527
USD	148,000	COP	600,119,428	Citibank N.A.	10/18/23	1,527
USD	185,000	COP	750,149,285	Citibank N.A.	10/18/23	1,909
USD	376,000	COP	1,497,890,000	Citibank N.A.	10/18/23	10,405
USD	224,000	CZK	5,170,879	UBS AG	10/18/23	29
USD	372,637	EUR	351,000	Citibank N.A.	10/18/23	1,314
USD	220,959	EUR	208,000	JPMorgan Chase Bank N.A.	10/18/23	916
USD	224,774	GBP	181,000	HSBC Bank PLC	10/18/23	3,916
USD	224,774	GBP	181,000	HSBC Bank PLC	10/18/23	3,916
USD	32,000	JPY	4,691,145	Deutsche Bank AG	10/18/23	533
USD	232,000	JPY	34,010,800	Deutsche Bank AG	10/18/23	3,867
USD	222,000	KRW	299,604,540	JPMorgan Chase Bank N.A.	10/18/23	343
USD	176,000	MXN	3,036,511	Barclays Bank PLC	10/18/23	2,199
USD	176,000	MXN	3,036,507	Barclays Bank PLC	10/18/23	2,199
USD	149,000	MXN	2,567,598	Citibank N.A.	10/18/23	2,038
USD	149,000	MXN	2,567,598	Citibank N.A.	10/18/23	2,038
USD	737,000	MXN	12,852,543	Citibank N.A.	10/18/23	1,358
USD	741,000	MXN	12,938,453	Citibank N.A.	10/18/23	441
USD	750,000	MXN	12,898,650	Citibank N.A.	10/18/23	11,719
USD	750,000	MXN	12,942,511	Morgan Stanley & Co. International PLC	10/18/23	9,209
USD	150,000	PLN	644,606	Goldman Sachs International	10/18/23	2,505
USD	150,000	PLN	644,606	Goldman Sachs International	10/18/23	2,505
USD	148,000	ZAR	2,804,008	BNP Paribas SA	10/18/23	95
USD	148,000	ZAR	2,804,008	BNP Paribas SA	10/18/23	95
USD	222,000	ZAR	4,182,310	Citibank N.A.	10/18/23	1,392
USD	222,000	ZAR	4,195,853	Goldman Sachs International	10/18/23	678
USD	369,000	ZAR	6,948,711	Morgan Stanley & Co. International PLC	10/18/23	2,470
ZAR	2,768,992	EUR	136,000	Citibank N.A.	10/18/23	2,184
ZAR	2,768,992	EUR	136,000	Citibank N.A.	10/18/23	2,184
ZAR	7,044,672	USD	369,000	Bank of America N.A.	10/18/23	2,591
ZAR	8,438,595	USD	444,000	Bank of America N.A.	10/18/23	1,118
ZAR	5,688,198	USD	297,000	Citibank N.A.	10/18/23	3,040
ZAR	2,817,446	USD	147,000	Goldman Sachs International	10/18/23	1,614
ZAR	2,817,446	USD	147,000	Goldman Sachs International	10/18/23	1,614
BRL	2,987,288	USD	590,000	Citibank N.A.	11/03/23	1,718
BRL	2,250,787	USD	444,000	JPMorgan Chase Bank N.A.	11/03/23	1,833
USD	750,020	AUD	1,155,000	Natwest Markets PLC	11/03/23	6,651
USD	590,000	BRL	2,970,945	Deutsche Bank AG	11/03/23	1,519
USD	222,000	BRL	1,115,659	Goldman Sachs International	11/03/23	1,012
USD	222,000	BRL	1,116,798	JPMorgan Chase Bank N.A.	11/03/23	786
USD	43,217	CAD	58,000	Morgan Stanley & Co. International PLC	11/03/23	497
USD	3,731,931	CNH	27,192,000	The Bank of New York Mellon	11/03/23	2,914
USD	22,987,379	EUR	21,656,500	State Street Bank and Trust Co.	11/03/23	61,849
USD	945,214	GBP	771,000	Royal Bank of Canada	11/03/23	4,338
USD	235,852	NOK	2,500,000	Morgan Stanley & Co. International PLC	11/03/23	1,933

21

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	103,507	SEK	1,124,000	Barclays Bank PLC	11/03/23	$501
USD	3,289,278	JPY	488,000,000	Royal Bank of Canada	11/06/23	5,985
USD	198,993	EUR	181,051	UBS AG	11/07/23	7,300
USD	981,322	ZAR	18,511,179	State Street Bank and Trust Co.	11/07/23	6,622
ZAR	18,511,179	USD	963,163	Morgan Stanley & Co. International PLC	11/07/23	11,537
MXN	3,112,770	USD	175,537	State Street Bank and Trust Co.	11/15/23	1,789
USD	741,738	COP	2,993,471,000	Citibank N.A.	11/15/23	16,783
USD	246,924	MXN	4,332,455	Citibank N.A.	11/15/23	116
USD	6,570,196	MXN	115,278,694	Citibank N.A.	11/15/23	3,082
CLP	521,870,000	USD	583,551	Goldman Sachs International	12/14/23	503
INR	69,922,000	USD	837,209	Citibank N.A.	12/14/23	1,266
MXN	6,392,000	USD	362,081	Barclays Bank PLC	12/14/23	291
MXN	11,849,221	USD	669,138	Citibank N.A.	12/14/23	2,613
MXN	4,216,000	USD	237,213	Goldman Sachs International	12/14/23	1,799
USD	364,805	BRL	1,816,000	Citibank N.A.	12/14/23	6,767
USD	2,239,663	BRL	11,284,542	Goldman Sachs International	12/14/23	14,829
USD	362,246	COP	1,447,898,000	BNP Paribas SA	12/14/23	13,793
USD	560,437	COP	2,300,538,451	BNP Paribas SA	12/14/23	6,787
USD	356,688	COP	1,469,148,000	Citibank N.A.	12/14/23	3,121
USD	240,040	CZK	5,507,000	Barclays Bank PLC	12/14/23	1,895
USD	1,398,755	CZK	31,947,596	JPMorgan Chase Bank N.A.	12/14/23	17,210
USD	92,956	EUR	86,518	State Street Bank and Trust Co.	12/14/23	1,186
USD	93,576	EUR	87,095	State Street Bank and Trust Co.	12/14/23	1,194
USD	364,198	MXN	6,338,000	Citibank N.A.	12/14/23	4,887
USD	163,087	PLN	708,000	Bank of America N.A.	12/14/23	1,419
USD	1,622,358	PLN	7,006,915	Morgan Stanley & Co. International PLC	12/14/23	22,369
USD	369,165	THB	13,219,000	Barclays Bank PLC	12/14/23	3,819
USD	366,682	ZAR	6,982,000	BNP Paribas SA	12/14/23	257
ZAR	7,006,000	USD	363,606	Goldman Sachs International	12/14/23	4,079
AUD	1,900,000	JPY	177,580,840	UBS AG	12/20/23	21,247
AUD	23,402,433	USD	15,056,915	Citibank N.A.	12/20/23	30,115
AUD	1,900,377	USD	1,222,758	UBS AG	12/20/23	2,373
CNY	26,687	JPY	534,673	State Street Bank and Trust Co.	12/20/23	74
CNY	15,825,668	USD	2,182,799	State Street Bank and Trust Co.	12/20/23	10,048
COP	660,587,187	USD	153,194	State Street Bank and Trust Co.	12/20/23	5,591
COP	1,115,275,432	USD	263,155	State Street Bank and Trust Co.	12/20/23	4,923
EUR	180,000	USD	190,078	JPMorgan Chase Bank N.A.	12/20/23	925
GBP	20,000	USD	24,337	Barclays Bank PLC	12/20/23	78
GBP	50,000	USD	60,773	JPMorgan Chase Bank N.A.	12/20/23	265
HUF	23,000,000	EUR	57,809	Goldman Sachs International	12/20/23	317
JPY	3,313,791,837	EUR	21,166,501	State Street Bank and Trust Co.	12/20/23	515
MXN	1,100,000	USD	61,710	Deutsche Bank AG	12/20/23	587
MYR	2,566,951	USD	550,000	Royal Bank of Canada	12/20/23	616
NOK	14,631,018	CAD	1,854,366	The Bank of New York Mellon	12/20/23	3,834
NOK	210,000	USD	19,615	Bank of America N.A.	12/20/23	60
NOK	180,000	USD	16,724	Barclays Bank PLC	12/20/23	140
NOK	180,000	USD	16,691	Barclays Bank PLC	12/20/23	173
NOK	700,000	USD	65,100	Deutsche Bank AG	12/20/23	483
NOK	180,000	USD	16,757	Goldman Sachs International	12/20/23	107
NOK	180,000	USD	16,754	Goldman Sachs International	12/20/23	111
NOK	180,000	USD	16,686	Goldman Sachs International	12/20/23	178
NOK	190,000	USD	17,722	Goldman Sachs International	12/20/23	79
NOK	260,000	USD	24,255	Goldman Sachs International	12/20/23	104
NOK	3,225,000	USD	301,678	Goldman Sachs International	12/20/23	473
NOK	180,000	USD	16,640	JPMorgan Chase Bank N.A.	12/20/23	224
NOK	170,000	USD	15,889	Morgan Stanley & Co. International PLC	12/20/23	39
NOK	170,000	USD	15,863	Morgan Stanley & Co. International PLC	12/20/23	65
NOK	180,000	USD	16,831	Morgan Stanley & Co. International PLC	12/20/23	34
NOK	190,000	USD	17,766	Morgan Stanley & Co. International PLC	12/20/23	35
NOK	8,768,843	USD	820,872	Morgan Stanley & Co. International PLC	12/20/23	682
NOK	20,296,459	USD	1,900,000	Morgan Stanley & Co. International PLC	12/20/23	1,579
NZD	160,000	USD	94,626	Barclays Bank PLC	12/20/23	1,273

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NZD	283,189	USD	167,429	Natwest Markets PLC	12/20/23	$2,306
PHP	7,214,000	USD	126,951	BNP Paribas SA	12/20/23	451
PHP	8,286,000	USD	145,419	JPMorgan Chase Bank N.A.	12/20/23	915
SEK	190,000	USD	17,064	Barclays Bank PLC	12/20/23	394
SEK	120,000	USD	10,787	Goldman Sachs International	12/20/23	239
SEK	140,000	USD	12,590	Goldman Sachs International	12/20/23	274
SEK	190,000	USD	16,994	Goldman Sachs International	12/20/23	464
SEK	190,000	USD	17,025	Morgan Stanley & Co. International PLC	12/20/23	433
SEK	200,000	USD	17,936	Morgan Stanley & Co. International PLC	12/20/23	441
SEK	40,411,513	USD	3,646,000	State Street Bank and Trust Co.	12/20/23	67,230
SEK	140,000	USD	12,602	UBS AG	12/20/23	262
SEK	200,000	USD	18,033	UBS AG	12/20/23	344
USD	396,602	BRL	1,976,129	Goldman Sachs International	12/20/23	7,241
USD	2,281,000	BRL	11,365,812	Goldman Sachs International	12/20/23	41,569
USD	2,345,095	BRL	11,685,000	Goldman Sachs International	12/20/23	42,774
USD	2,427,884	BRL	12,097,709	Goldman Sachs International	12/20/23	44,246
USD	228,791	CAD	309,879	Natwest Markets PLC	12/20/23	363
USD	7,152	CHF	6,328	Toronto-Dominion Bank	12/20/23	179
USD	3,760,058	CNH	27,260,000	The Bank of New York Mellon	12/20/23	13,453
USD	5,629,831	CNH	40,815,364	The Bank of New York Mellon	12/20/23	20,181
USD	496,491	CZK	11,349,606	Citibank N.A.	12/20/23	5,630
USD	1,894,168	CZK	43,305,000	Toronto-Dominion Bank	12/20/23	21,264
USD	803	DKK	5,552	Toronto-Dominion Bank	12/20/23	12
USD	64,047	EUR	60,000	Barclays Bank PLC	12/20/23	380
USD	64,243	EUR	60,000	Barclays Bank PLC	12/20/23	576
USD	180,776	EUR	170,000	Barclays Bank PLC	12/20/23	385
USD	1,241,519	EUR	1,160,000	Citibank N.A.	12/20/23	10,612
USD	44,718	EUR	41,870	Deutsche Bank AG	12/20/23	289
USD	92,061	EUR	86,198	Deutsche Bank AG	12/20/23	594
USD	108,372	EUR	101,469	Deutsche Bank AG	12/20/23	701
USD	115,806	EUR	108,430	Deutsche Bank AG	12/20/23	749
USD	127,374	EUR	120,000	Deutsche Bank AG	12/20/23	39
USD	617,323	EUR	580,000	Deutsche Bank AG	12/20/23	1,870
USD	63,732	EUR	60,000	JPMorgan Chase Bank N.A.	12/20/23	64
USD	128,377	EUR	120,000	JPMorgan Chase Bank N.A.	12/20/23	1,042
USD	245,875	EUR	230,000	JPMorgan Chase Bank N.A.	12/20/23	1,816
USD	622,854	EUR	580,000	JPMorgan Chase Bank N.A.	12/20/23	7,401
USD	59,286,700	EUR	55,000,000	Morgan Stanley & Co. International PLC	12/20/23	924,758
USD	5,177,597	EUR	4,804,459	The Bank of New York Mellon	12/20/23	79,460
USD	246,364	EUR	230,000	UBS AG	12/20/23	2,305
USD	621,265	EUR	580,000	UBS AG	12/20/23	5,812
USD	4,650,000	EUR	4,312,487	UBS AG	12/20/23	73,906
USD	122,679	GBP	100,000	Barclays Bank PLC	12/20/23	602
USD	10,945,907	GBP	8,764,140	BNP Paribas SA	12/20/23	246,965
USD	122,839	GBP	100,000	Goldman Sachs International	12/20/23	763
USD	149,006	GBP	120,000	Royal Bank of Canada	12/20/23	2,515
USD	57,618	HKD	450,000	Bank of America N.A.	12/20/23	58
USD	741,230	HUF	269,785,000	State Street Bank and Trust Co.	12/20/23	17,974
USD	811,617	IDR	12,475,770,726	Citibank N.A.	12/20/23	6,494
USD	761,000	IDR	11,707,756,700	Morgan Stanley & Co. International PLC	12/20/23	5,441
USD	1,536,052	IDR	23,631,699,204	Morgan Stanley & Co. International PLC	12/20/23	10,982
USD	761,098	INR	63,350,000	Barclays Bank PLC	12/20/23	1,661
USD	78,000	INR	6,495,528	JPMorgan Chase Bank N.A.	12/20/23	132
USD	631,888	JPY	92,000,000	Bank of America N.A.	12/20/23	8,313
USD	27,200	JPY	4,000,000	Barclays Bank PLC	12/20/23	88
USD	61,910	JPY	9,000,000	Barclays Bank PLC	12/20/23	908
USD	254,558	JPY	37,000,000	HSBC Bank PLC	12/20/23	3,772
USD	27,598	JPY	4,000,000	JPMorgan Chase Bank N.A.	12/20/23	486
USD	34,385	JPY	5,000,000	Morgan Stanley & Co. International PLC	12/20/23	495
USD	21,717,144	JPY	3,154,109,393	Royal Bank of Canada	12/20/23	338,625
USD	63,255	MXN	1,100,000	JPMorgan Chase Bank N.A.	12/20/23	958
USD	426,000	MXN	7,433,677	Toronto-Dominion Bank	12/20/23	5,003

23

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,976,646	MXN	86,844,564	Toronto-Dominion Bank	12/20/23	$58,317
USD	23,122,221	MXN	403,503,104	Toronto-Dominion Bank	12/20/23	270,346
USD	30,140	NZD	50,000	Barclays Bank PLC	12/20/23	171
USD	287,452	PLN	1,240,000	Morgan Stanley & Co. International PLC	12/20/23	4,449
USD	289,617	PLN	1,249,338	Morgan Stanley & Co. International PLC	12/20/23	4,482
USD	758,574	SGD	1,030,000	Citibank N.A.	12/20/23	2,428
USD	374,929	THB	13,250,000	Citibank N.A.	12/20/23	8,496
USD	375,035	THB	13,250,000	Citibank N.A.	12/20/23	8,602
USD	2,394	TRY	70,221	UBS AG	12/20/23	45
USD	1,884,154	ZAR	35,835,000	Morgan Stanley & Co. International PLC	12/20/23	4,505
USD	4,189,356	ZAR	79,675,694	Morgan Stanley & Co. International PLC	12/20/23	10,137
USD	9,140,000	ZAR	173,703,991	Royal Bank of Canada	12/20/23	28,727
USD	757,002	IDR	11,676,003,691	Citibank N.A.	01/31/24	3,889
USD	627,104	CZK	14,169,751	Bank of America N.A.	03/04/24	14,543
USD	868,630	CZK	19,820,890	BNP Paribas SA	03/04/24	11,769
COP	2,501,665,000	USD	569,985	BNP Paribas SA	05/17/24	13,444

						3,522,520

AUD	1,155,000	USD	749,209	Natwest Markets PLC	10/03/23	(6,602)
BRL	749,183	USD	150,000	Bank of America N.A.	10/03/23	(955)
BRL	729,477	USD	145,674	Citibank N.A.	10/03/23	(549)
BRL	729,477	USD	145,674	Citibank N.A.	10/03/23	(549)
BRL	732,150	USD	150,000	Citibank N.A.	10/03/23	(4,343)
BRL	732,150	USD	150,000	Citibank N.A.	10/03/23	(4,343)
BRL	733,310	USD	148,000	Citibank N.A.	10/03/23	(2,113)
BRL	733,310	USD	148,000	Citibank N.A.	10/03/23	(2,113)
BRL	1,101,797	USD	220,025	Goldman Sachs International	10/03/23	(829)
BRL	1,110,744	USD	222,000	Goldman Sachs International	10/03/23	(1,025)
BRL	1,846,236	USD	368,687	Goldman Sachs International	10/03/23	(1,390)
BRL	1,846,236	USD	368,687	Goldman Sachs International	10/03/23	(1,390)
BRL	1,075,294	USD	219,000	HSBC Bank USA N.A.	10/03/23	(5,077)
BRL	1,075,294	USD	219,000	HSBC Bank USA N.A.	10/03/23	(5,077)
BRL	750,362	USD	149,845	JPMorgan Chase Bank N.A.	10/03/23	(565)
CAD	58,000	USD	43,199	Morgan Stanley & Co. International PLC	10/03/23	(497)
EUR	21,656,500	USD	22,958,056	State Street Bank and Trust Co.	10/03/23	(61,719)
GBP	771,000	USD	945,022	Royal Bank of Canada	10/03/23	(4,325)
HKD	478,000	USD	61,044	Societe Generale	10/03/23	(4)
JPY	488,000,000	USD	3,271,501	Royal Bank of Canada	10/03/23	(5,976)
NOK	2,500,000	USD	235,649	Morgan Stanley & Co. International PLC	10/03/23	(1,931)
SEK	1,124,000	USD	103,377	Barclays Bank PLC	10/03/23	(499)
USD	42,991	AUD	67,000	Morgan Stanley & Co. International PLC	10/03/23	(87)
USD	100,816	SEK	1,124,000	State Street Bank and Trust Co.	10/03/23	(2,062)
CNH	27,192,000	USD	3,729,074	The Bank of New York Mellon	10/10/23	(2,714)
BRL	743,260	EUR	140,000	Deutsche Bank AG	10/11/23	(386)
BRL	743,260	EUR	140,000	Deutsche Bank AG	10/11/23	(386)
USD	598,628	COP	2,501,665,000	BNP Paribas SA	10/17/23	(12,156)
CLP	196,942,450	USD	223,000	BNP Paribas SA	10/18/23	(1,594)
CNH	1,628,940	USD	224,000	Barclays Bank PLC	10/18/23	(735)
CNH	2,801,077	USD	384,000	BNP Paribas SA	10/18/23	(81)
CNH	2,801,077	USD	384,000	BNP Paribas SA	10/18/23	(81)
COP	602,102,050	GBP	121,000	Morgan Stanley & Co. International PLC	10/18/23	(689)
COP	602,102,050	GBP	121,000	Morgan Stanley & Co. International PLC	10/18/23	(689)
COP	1,493,472,000	USD	376,000	Citibank N.A.	10/18/23	(11,484)
COP	754,060,000	USD	185,000	Deutsche Bank AG	10/18/23	(954)
CZK	3,410,938	USD	148,000	Barclays Bank PLC	10/18/23	(259)
CZK	4,764,464	USD	209,000	Citibank N.A.	10/18/23	(2,632)
CZK	5,106,412	USD	224,000	Citibank N.A.	10/18/23	(2,821)
CZK	6,634,361	USD	291,000	Citibank N.A.	10/18/23	(3,639)
EUR	208,000	USD	224,015	JPMorgan Chase Bank N.A.	10/18/23	(3,972)
EUR	208,000	USD	224,015	JPMorgan Chase Bank N.A.	10/18/23	(3,972)
EUR	208,000	USD	222,164	JPMorgan Chase Bank N.A.	10/18/23	(2,121)
EUR	210,000	USD	222,267	JPMorgan Chase Bank N.A.	10/18/23	(109)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	210,000	USD	222,267	JPMorgan Chase Bank N.A.	10/18/23	$(109)
EUR	348,000	USD	368,304	JPMorgan Chase Bank N.A.	10/18/23	(155)
EUR	456,000	USD	491,007	Standard Chartered Bank	10/18/23	(8,606)
EUR	456,000	USD	490,957	Standard Chartered Bank	10/18/23	(8,555)
GBP	276,000	USD	345,093	BNP Paribas SA	10/18/23	(8,315)
GBP	276,000	USD	345,093	BNP Paribas SA	10/18/23	(8,315)
HUF	27,384,700	USD	76,000	Barclays Bank PLC	10/18/23	(1,860)
HUF	82,874,750	USD	230,000	Barclays Bank PLC	10/18/23	(5,629)
IDR	4,079,675,000	USD	265,000	JPMorgan Chase Bank N.A.	10/18/23	(1,515)
IDR	4,079,675,000	USD	265,000	JPMorgan Chase Bank N.A.	10/18/23	(1,515)
INR	18,700,200	USD	225,000	Citibank N.A.	10/18/23	(161)
INR	18,700,200	USD	225,000	Citibank N.A.	10/18/23	(161)
JPY	34,675,608	EUR	220,000	UBS AG	10/18/23	(146)
KRW	202,951,440	USD	153,000	BNP Paribas SA	10/18/23	(2,850)
KRW	202,951,440	USD	153,000	BNP Paribas SA	10/18/23	(2,850)
KRW	297,704,442	USD	222,000	Morgan Stanley & Co. International PLC	10/18/23	(1,749)
MXN	12,942,944	USD	750,000	BNP Paribas SA	10/18/23	(9,184)
MXN	13,058,562	USD	750,000	Morgan Stanley & Co. International PLC	10/18/23	(2,566)
MXN	2,569,207	USD	149,000	Toronto-Dominion Bank	10/18/23	(1,946)
MXN	2,569,207	USD	149,000	Toronto-Dominion Bank	10/18/23	(1,946)
MYR	1,425,875	USD	305,000	Barclays Bank PLC	10/18/23	(217)
MYR	1,425,875	USD	305,000	Barclays Bank PLC	10/18/23	(217)
SGD	303,801	USD	223,000	Citibank N.A.	10/18/23	(615)
THB	5,343,140	USD	149,000	Goldman Sachs International	10/18/23	(2,077)
THB	10,378,694	USD	291,250	JPMorgan Chase Bank N.A.	10/18/23	(5,861)
THB	10,378,694	USD	291,250	JPMorgan Chase Bank N.A.	10/18/23	(5,861)
USD	60,948	AUD	95,000	JPMorgan Chase Bank N.A.	10/18/23	(161)
USD	257,266	AUD	401,000	JPMorgan Chase Bank N.A.	10/18/23	(681)
USD	223,000	CLP	201,571,930	JPMorgan Chase Bank N.A.	10/18/23	(3,610)
USD	74,000	CLP	67,103,940	Morgan Stanley & Co. International PLC	10/18/23	(1,439)
USD	223,000	CLP	199,874,900	Standard Chartered Bank	10/18/23	(1,702)
USD	227,000	CNY	1,650,425	State Street Bank and Trust Co.	10/18/23	(2,880)
USD	227,000	CNY	1,650,418	State Street Bank and Trust Co.	10/18/23	(2,879)
USD	148,000	CZK	3,423,187	Deutsche Bank AG	10/18/23	(272)
USD	295,000	MXN	5,163,356	Barclays Bank PLC	10/18/23	(535)
USD	148,000	MXN	2,618,283	Citibank N.A.	10/18/23	(1,863)
USD	148,000	MXN	2,618,283	Citibank N.A.	10/18/23	(1,863)
USD	369,000	MXN	6,552,136	Goldman Sachs International	10/18/23	(6,025)
USD	149,000	NOK	1,596,596	BNP Paribas SA	10/18/23	(324)
USD	222,000	NOK	2,388,131	JPMorgan Chase Bank N.A.	10/18/23	(1,353)
USD	445,000	NOK	4,777,806	Morgan Stanley & Co. International PLC	10/18/23	(1,850)
USD	150,000	SEK	1,685,151	JPMorgan Chase Bank N.A.	10/18/23	(4,331)
USD	150,000	SEK	1,685,151	JPMorgan Chase Bank N.A.	10/18/23	(4,331)
USD	149,000	THB	5,441,167	Barclays Bank PLC	10/18/23	(619)
USD	297,000	ZAR	5,665,879	Bank of America N.A.	10/18/23	(1,863)
USD	148,000	ZAR	2,847,860	Barclays Bank PLC	10/18/23	(2,219)
USD	148,000	ZAR	2,847,860	Barclays Bank PLC	10/18/23	(2,219)
USD	369,000	ZAR	7,027,937	Barclays Bank PLC	10/18/23	(1,709)
USD	369,000	ZAR	7,113,693	HSBC Bank PLC	10/18/23	(6,232)
ZAR	2,841,945	USD	150,000	Barclays Bank PLC	10/18/23	(93)
ZAR	2,841,945	USD	150,000	Barclays Bank PLC	10/18/23	(94)
ZAR	2,700,524	USD	143,000	Citibank N.A.	10/18/23	(553)
ZAR	3,097,023	USD	164,000	Citibank N.A.	10/18/23	(639)
COP	1,997,860,000	USD	491,448	Morgan Stanley & Co. International PLC	10/30/23	(5,684)
BRL	1,854,406	USD	369,000	Goldman Sachs International	11/03/23	(1,682)
BRL	1,854,406	USD	369,000	Goldman Sachs International	11/03/23	(1,682)
USD	151,000	BRL	765,982	Citibank N.A.	11/03/23	(725)
USD	151,000	BRL	765,982	Citibank N.A.	11/03/23	(725)
USD	74,000	BRL	375,032	Deutsche Bank AG	11/03/23	(286)
USD	74,000	BRL	375,032	Deutsche Bank AG	11/03/23	(286)
USD	61,079	HKD	478,000	Societe Generale	11/03/23	—
USD	3,943,541	MXN	69,150,000	State Street Bank and Trust Co.	11/03/23	(3,602)

25

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	45,000,000	USD	49,706,393	Morgan Stanley & Co. International PLC	11/07/23	$(2,061,225)
ZAR	85,000,000	USD	4,506,807	Citibank N.A.	11/07/23	(31,160)
EUR	626,000	USD	672,535	Barclays Bank PLC	12/14/23	(8,530)
EUR	440,000	USD	475,182	JPMorgan Chase Bank N.A.	12/14/23	(8,469)
HUF	438,727,326	USD	1,192,925	Barclays Bank PLC	12/14/23	(16,048)
IDR	4,160,576,921	USD	270,444	BNP Paribas SA	12/14/23	(1,922)
KRW	799,535,000	USD	601,588	Citibank N.A.	12/14/23	(8,213)
MYR	2,340,883	USD	503,632	Barclays Bank PLC	12/14/23	(1,692)
PLN	2,047,000	USD	474,896	Citibank N.A.	12/14/23	(7,475)
PLN	708,000	USD	162,269	Goldman Sachs International	12/14/23	(601)
THB	77,467,952	USD	2,191,084	Barclays Bank PLC	12/14/23	(50,025)
USD	362,819	BRL	1,849,000	Deutsche Bank AG	12/14/23	(1,725)
USD	361,882	MXN	6,464,000	Citibank N.A.	12/14/23	(4,573)
USD	5,409,132	MXN	95,949,894	HSBC Bank PLC	12/14/23	(30,420)
USD	363,391	ZAR	7,029,000	Barclays Bank PLC	12/14/23	(5,501)
USD	2,839,373	ZAR	54,888,529	Deutsche Bank AG	12/14/23	(41,259)
CAD	460,347	USD	340,000	Morgan Stanley & Co. International PLC	12/20/23	(654)
CAD	2,241,262	USD	1,654,724	Morgan Stanley & Co. International PLC	12/20/23	(2,574)
CAD	22,854,554	USD	16,880,000	Nomura International PLC	12/20/23	(32,730)
CHF	530,533	USD	600,000	Morgan Stanley & Co. International PLC	12/20/23	(15,325)
CNH	10,629	AUD	2,278	Bank of Montreal	12/20/23	(8)
CNH	21,555,760	USD	2,972,692	Bank of Montreal	12/20/23	(10,075)
CNH	21,614,435	USD	2,980,607	Bank of Montreal	12/20/23	(9,926)
CNH	30,456,464	USD	4,200,000	Bank of Montreal	12/20/23	(14,073)
CNH	91,074,178	USD	12,559,151	Bank of Montreal	12/20/23	(41,945)
CZK	12,121,816	USD	530,000	Morgan Stanley & Co. International PLC	12/20/23	(5,742)
CZK	13,999,650	USD	612,104	Morgan Stanley & Co. International PLC	12/20/23	(6,631)
DKK	2,764,895	USD	400,000	Natwest Markets PLC	12/20/23	(6,294)
DKK	7,311,780	USD	1,057,126	Natwest Markets PLC	12/20/23	(15,968)
EUR	1,843,672	AUD	3,087,451	Goldman Sachs International	12/20/23	(34,042)
EUR	230,000	USD	246,141	Barclays Bank PLC	12/20/23	(2,082)
EUR	230,000	USD	246,728	Goldman Sachs International	12/20/23	(2,669)
EUR	120,000	USD	128,233	JPMorgan Chase Bank N.A.	12/20/23	(897)
EUR	1,160,000	USD	1,244,622	JPMorgan Chase Bank N.A.	12/20/23	(13,716)
EUR	1,160,000	USD	1,244,122	JPMorgan Chase Bank N.A.	12/20/23	(13,216)
EUR	4,781,080	USD	5,152,696	Morgan Stanley & Co. International PLC	12/20/23	(79,366)
EUR	3,545,000	USD	3,820,209	Societe Generale	12/20/23	(58,517)
GBP	5,457,753	EUR	6,322,998	The Bank of New York Mellon	12/20/23	(46,874)
GBP	200,000	USD	245,112	Barclays Bank PLC	12/20/23	(959)
GBP	20,000	USD	24,841	Morgan Stanley & Co. International PLC	12/20/23	(425)
GBP	30,000	USD	36,901	Morgan Stanley & Co. International PLC	12/20/23	(278)
GBP	5,568,149	USD	6,953,198	The Bank of New York Mellon	12/20/23	(155,805)
HUF	34,000,000	EUR	86,785	Standard Chartered Bank	12/20/23	(941)
IDR	26,928,247,495	USD	1,749,087	Bank of America N.A.	12/20/23	(11,275)
IDR	5,740,000,000	USD	373,418	Citibank N.A.	12/20/23	(2,988)
INR	63,350,000	USD	759,492	Citibank N.A.	12/20/23	(56)
INR	125,105,000	USD	1,502,023	Goldman Sachs International	12/20/23	(2,271)
JPY	269,982,988	AUD	2,888,467	The Bank of New York Mellon	12/20/23	(32,189)
JPY	373,877,200	AUD	4,000,000	The Bank of New York Mellon	12/20/23	(44,576)
JPY	36,000,000	USD	246,872	Royal Bank of Canada	12/20/23	(2,864)
JPY	374,902,550	USD	2,580,786	Royal Bank of Canada	12/20/23	(39,701)
JPY	5,483,929,339	USD	37,748,857	State Street Bank and Trust Co.	12/20/23	(578,845)
JPY	37,000,000	USD	255,247	Toronto-Dominion Bank	12/20/23	(4,462)
JPY	92,000,000	USD	634,669	Toronto-Dominion Bank	12/20/23	(11,094)
KRW	2,045,905,000	USD	1,547,510	BNP Paribas SA	12/20/23	(28,673)
KRW	793,047,000	USD	600,000	Morgan Stanley & Co. International PLC	12/20/23	(11,258)
MXN	1,100,000	USD	63,186	Citibank N.A.	12/20/23	(888)
MXN	102,550,000	USD	5,876,215	Morgan Stanley & Co. International PLC	12/20/23	(68,429)
MXN	197,616,281	USD	11,323,600	Morgan Stanley & Co. International PLC	12/20/23	(131,858)
NOK	180,000	USD	16,884	Bank of America N.A.	12/20/23	(19)
PLN	1,056,594	USD	244,858	State Street Bank and Trust Co.	12/20/23	(3,713)
PLN	7,633,368	USD	1,770,000	State Street Bank and Trust Co.	12/20/23	(27,846)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	515,000	USD	379,150	Goldman Sachs International	12/20/23	$(1,076)
SGD	515,000	USD	379,088	JPMorgan Chase Bank N.A.	12/20/23	(1,014)
SGD	2,439,146	USD	1,800,000	State Street Bank and Trust Co.	12/20/23	(9,367)
THB	26,500,000	USD	751,294	UBS AG	12/20/23	(18,426)
TRY	644,403	USD	22,000	State Street Bank and Trust Co.	12/20/23	(451)
USD	2,790,000	AUD	4,333,425	Toronto-Dominion Bank	12/20/23	(3,663)
USD	1,120,137	CNY	8,122,204	State Street Bank and Trust Co.	12/20/23	(5,297)
USD	1,770,979	COP	7,705,088,339	Bank of America N.A.	12/20/23	(81,086)
USD	112,913	COP	477,621,650	Citibank N.A.	12/20/23	(1,893)
USD	183,062	GBP	150,000	Barclays Bank PLC	12/20/23	(52)
USD	60,963	GBP	50,000	JPMorgan Chase Bank N.A.	12/20/23	(75)
USD	370,179	IDR	5,740,000,000	Citibank N.A.	12/20/23	(251)
USD	16,768	NOK	180,000	Barclays Bank PLC	12/20/23	(97)
USD	13,095	NOK	140,000	JPMorgan Chase Bank N.A.	12/20/23	(21)
USD	16,791	NOK	180,000	JPMorgan Chase Bank N.A.	12/20/23	(73)
USD	11,239	NOK	120,000	Morgan Stanley & Co. International PLC	12/20/23	(3)
USD	13,102	NOK	140,000	Morgan Stanley & Co. International PLC	12/20/23	(15)
USD	16,675	NOK	180,000	Morgan Stanley & Co. International PLC	12/20/23	(190)
USD	16,787	NOK	180,000	Morgan Stanley & Co. International PLC	12/20/23	(77)
USD	16,787	NOK	180,000	Morgan Stanley & Co. International PLC	12/20/23	(77)
USD	479,266	NOK	5,118,505	Toronto-Dominion Bank	12/20/23	(288)
USD	35,862	NZD	60,000	HSBC Bank PLC	12/20/23	(100)
USD	272,037	PHP	15,500,000	Morgan Stanley & Co. International PLC	12/20/23	(1,700)
USD	16,194	SEK	180,000	Bank of America N.A.	12/20/23	(346)
USD	17,142	SEK	190,000	Goldman Sachs International	12/20/23	(316)
USD	17,169	SEK	190,000	Goldman Sachs International	12/20/23	(289)
USD	17,936	SEK	200,000	Goldman Sachs International	12/20/23	(441)
USD	17,939	SEK	200,000	Goldman Sachs International	12/20/23	(438)
USD	17,997	SEK	200,000	Goldman Sachs International	12/20/23	(381)
USD	18,015	SEK	200,000	Goldman Sachs International	12/20/23	(362)
USD	18,056	SEK	200,000	Goldman Sachs International	12/20/23	(321)
USD	19,929	SEK	220,000	Goldman Sachs International	12/20/23	(286)
USD	30,820	SEK	341,550	Goldman Sachs International	12/20/23	(563)
USD	59,127	SEK	650,000	Goldman Sachs International	12/20/23	(598)
USD	119,240	SEK	1,321,361	Goldman Sachs International	12/20/23	(2,174)
USD	296,631	SEK	3,295,000	Goldman Sachs International	12/20/23	(6,132)
USD	16,356	SEK	180,000	JPMorgan Chase Bank N.A.	12/20/23	(183)
USD	27,925	SEK	310,000	JPMorgan Chase Bank N.A.	12/20/23	(560)
USD	17,105	SEK	190,000	Morgan Stanley & Co. International PLC	12/20/23	(353)
USD	16,246	SEK	180,000	UBS AG	12/20/23	(294)
USD	17,171	SEK	190,000	UBS AG	12/20/23	(287)
ZAR	208,253,783	USD	10,947,169	State Street Bank and Trust Co.	12/20/23	(23,660)
USD	97,894	ILS	374,415	JPMorgan Chase Bank N.A.	01/29/24	(870)
USD	196,039	ILS	748,829	JPMorgan Chase Bank N.A.	01/29/24	(1,489)
USD	942,022	ILS	3,594,379	JPMorgan Chase Bank N.A.	01/29/24	(6,109)
USD	635,444	ILS	2,421,285	Toronto-Dominion Bank	01/29/24	(3,247)
COP	2,993,471,000	USD	692,452	Morgan Stanley & Co. International PLC	08/15/24	(5,876)

						(4,349,928)

						$(827,408)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	42	10/13/23	USD	435.00	USD	1,795	$9,429
Alibaba Group Holding Ltd., ADR	129	10/20/23	USD	110.00	USD	1,119	967
Apple, Inc.	15	10/20/23	USD	180.00	USD	257	1,252
Apple, Inc.	7	10/20/23	USD	185.00	USD	120	172
Comcast Corp., Class A	95	10/20/23	USD	47.50	USD	421	950

27

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
MGM Resorts International	30	10/20/23	USD	50.00	USD	110	$60
Micron Technology, Inc.	42	10/20/23	USD	70.00	USD	286	5,586
SPDR S&P 500 ETF Trust	84	10/20/23	USD	463.00	USD	3,591	210
Valero Energy Corp	20	10/20/23	USD	145.00	USD	283	6,050
10-Year U.S. Treasury Note Future	2	10/27/23	USD	109.00	USD	216	938
Adobe, Inc.	5	11/17/23	USD	590.00	USD	255	1,150
Amazon.com, Inc.	21	11/17/23	USD	150.00	USD	267	2,005
Amazon.com, Inc.	15	11/17/23	USD	155.00	USD	191	893
Broadcom, Inc.	2	11/17/23	USD	900.00	USD	166	2,590
ConocoPhillips	21	11/17/23	USD	130.00	USD	252	3,171
Devon Energy Corp.	42	11/17/23	USD	52.50	USD	200	3,927
Kenvue, Inc.	127	11/17/23	USD	25.00	USD	255	953
Lennar Corp., Class A	8	11/17/23	USD	135.00	USD	90	160
Micron Technology, Inc.	38	11/17/23	USD	77.50	USD	259	2,014
SPDR S&P 500 ETF Trust	95	11/17/23	USD	460.00	USD	4,061	5,795
T-Mobile U.S., Inc.	20	11/17/23	USD	140.00	USD	280	10,750
Uber Technologies, Inc.	32	11/17/23	USD	52.50	USD	147	2,720
Uber Technologies, Inc.	32	11/17/23	USD	47.50	USD	147	7,680
Walmart, Inc.	21	11/17/23	USD	170.00	USD	336	2,247
5-Year U.S. Treasury Note Future	18	11/24/23	USD	105.50	USD	1,896	13,359
5-Year U.S. Treasury Note Future	24	11/24/23	USD	106.50	USD	2,528	9,000
Delta Air Lines, Inc.	155	12/15/23	USD	45.00	USD	574	3,875
Delta Air Lines, Inc.	32	12/15/23	USD	42.00	USD	118	2,064
Intel Corp.	63	12/15/23	USD	38.00	USD	224	9,576
United Airlines Holdings, Inc.	32	12/15/23	USD	48.00	USD	135	3,408
Freeport-McMoRan, Inc.	53	01/19/24	USD	45.00	USD	198	4,266

							117,217

Put
2-Year U.S. Treasury Note Future	39	10/27/23	USD	101.25	USD	7,905	14,016
SPDR S&P 500 ETF Trust	55	11/17/23	USD	435.00	USD	2,351	65,147

							79,163

							$196,380

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
EUR Currency	One Touch	HSBC Bank USA N.A.	—	11/01/23	PLN	4.66	PLN	4.66	EUR	70	$24,162
S&P 500 Index	Down-and-in	Citibank N.A.	1,289	12/15/23	USD	4,432.61	USD	4,215.33	USD	5,714	4,559

											28,721

Put
		Morgan Stanley & Co.
EUR Currency	One Touch	International PLC	—	10/20/23	USD	1.06	USD	1.06	EUR	1,190	662,785
USD Currency	One Touch	HSBC Bank USA N.A.	—	11/16/23	USD	1.05	USD	1.05	EUR	57	20,115

											682,900

											$711,621

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	JPMorgan Chase Bank N.A.	—	10/12/23	USD	1.13	EUR	860	$1
USD Currency	Goldman Sachs International	—	10/26/23	ZAR	19.30	USD	594	5,379
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/23	HKD	7.82	USD	4,760	7,735
USD Currency	Morgan Stanley & Co. International PLC	—	11/13/23	HKD	7.81	USD	4,175	10,660
USD Currency	Bank of America N.A.	—	11/16/23	BRL	5.05	USD	600	11,809

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Mitsubishi UFJ Financial Group, Inc.	Citibank N.A.	26,860	12/08/23	JPY	1,378.02	JPY	34,072	$3,712
Mizuho Financial Group, Inc.	Goldman Sachs International	9,960	12/08/23	JPY	2,803.79	JPY	25,308	1,743
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs International	4,640	12/08/23	JPY	8,068.88	JPY	34,090	2,481
TOPIX Banks Index	Morgan Stanley & Co. International PLC	630,000	12/08/23	JPY	267.60	JPY	164,890	31,509
EUR Currency	Barclays Bank PLC	—	12/20/23	USD	1.13	EUR	590	354
TOPIX Banks Index	BNP Paribas SA	466,800	01/12/24	JPY	286.63	JPY	122,176	20,640
TOPIX Banks Index	Goldman Sachs International	777,689	01/12/24	JPY	286.49	JPY	203,545	21,675
TOPIX Banks Index	JPMorgan Chase Bank N.A.	311,512	01/12/24	JPY	286.56	JPY	81,532	8,655
USD Currency	HSBC Bank USA N.A.	—	08/21/24	CNH	8.50	USD	21,309	19,051

								145,404

Put
EUR Currency	Bank of America N.A.	—	10/06/23	BRL	5.40	EUR	554	10,240
USD Currency	Barclays Bank PLC	—	10/06/23	MXN	17.20	USD	606	885
EUR Currency	Barclays Bank PLC	—	10/16/23	USD	1.08	EUR	550	12,547
USD Currency	JPMorgan Chase Bank N.A.	—	10/18/23	CNH	6.90	USD	810	21
EUR Currency	JPMorgan Chase Bank N.A.	—	10/26/23	USD	1.05	EUR	702	3,247
EUR Currency	JPMorgan Chase Bank N.A.	—	11/22/23	USD	1.05	EUR	22,715	189,732
GBP Currency	Bank of America N.A.	—	11/22/23	CHF	1.10	GBP	3,371	20,409
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	17.25	USD	2,528	23,216
USD Currency	Bank of America N.A.	—	11/30/23	CLP	900.00	USD	590	17,613

								277,910

								$423,314

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Call
2-Year Interest Rate Swap, 10/21/23	1-Day SOFR, 5.31%	Quarterly	2.75%	Semi-Annual	Goldman Sachs International	10/19/23	2.75%	USD	14,469	$2
10-Year Interest Rate Swap, 10/26/33	1-Day SOFR, 5.31%	Quarterly	3.05%	Semi-Annual	Citibank N.A.	10/24/23	3.05	USD	10,739	17
10-Year Interest Rate Swap, 11/01/33	1-Day SOFR, 5.31%	Quarterly	2.90%	Semi-Annual	JPMorgan Chase Bank N.A.	10/30/23	2.90	USD	10,739	30
10-Year Interest Rate Swap, 11/09/33	1-Day SOFR, 5.31%	Quarterly	2.82%	Semi-Annual	Goldman Sachs International	11/07/23	2.82	USD	4,401	34
30-Year Interest Rate Swap, 11/16/53	1-Day SOFR, 5.31%	Quarterly	2.85%	Semi-Annual	Citibank N.A.	11/14/23	2.85	USD	3,286	323
1-Year Interest Rate Swap, 02/14/25	1-Day SOFR, 5.31% 6-mo.	Quarterly	4.45%	Semi-Annual	Citibank N.A.	02/12/24	4.45	USD	84,562	60,239
5-Year Interest Rate Swap, 03/03/29	EURIBOR, 4.13%	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.00	EUR	6,374	39,052
10-Year Interest Rate Swap, 03/20/34	1-Day SOFR, 5.31% 6-mo.	Quarterly	3.65%	Semi-Annual	Citibank N.A.	03/18/24	3.65	USD	4,116	38,109
5-Year Interest Rate Swap, 03/20/29	EURIBOR, 4.13%	Semi-Annual	3.18%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.18	EUR	5,242	52,480
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31% 3-mo.	Quarterly	4.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	4.20	USD	78,381	311,997
1-Year Interest Rate Swap, 08/09/25	EURIBOR, 3.95% 3-mo.	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	08/07/24	3.00	EUR	10,890	18,288
1-Year Interest Rate Swap, 08/29/25	EURIBOR, 3.95%	Semi-Annual	3.00%	Annual	JPMorgan Chase Bank N.A.	08/27/24	3.00	EUR	10,850	20,656

										541,227

29

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Put
10-Year Interest Rate Swap, 10/26/33	4.55%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	10/24/23	4.55%	USD	10,739	$31,922
10-Year Interest Rate Swap, 11/01/33	4.40%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	10/30/23	4.40	USD	10,739	76,544
30-Year Interest Rate Swap, 11/03/53	3.65%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	11/01/23	3.65	USD	5,310	354,857
10-Year Interest Rate Swap, 11/09/33	4.82%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Goldman Sachs International	11/07/23	4.82	USD	4,401	7,386
10-Year Interest Rate Swap, 12/22/33	0.80%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	Morgan Stanley & Co. International PLC	12/20/23	0.80	JPY	130,205	187
10-Year Interest Rate Swap, 12/22/33	0.80%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	Morgan Stanley & Co. International PLC	12/20/23	0.80	JPY	80,727	116
10-Year Interest Rate Swap, 12/22/33	0.80%	Annual	Tokyo Overnight Average Rate, (0.06%) 3-mo.	Annual	Morgan Stanley & Co. International PLC	12/20/23	0.80	JPY	49,478	71
1-Year Interest Rate Swap, 07/27/25	3.37%	Annual	EURIBOR, 3.95%	Semi-Annual	Citibank N.A.	07/25/24	3.37	EUR	12,210	50,111

										521,194

										$1,062,421

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alibaba Group Holding Ltd., ADR	129	10/20/23	USD	130.00	USD	1,119	$(258)
10-Year U.S. Treasury Note Future	2	10/27/23	USD	110.00	USD	216	(438)
2-Year U.S. Treasury Note Future	29	10/27/23	USD	102.12	USD	5,878	(2,266)
Delta Air Lines, Inc.	155	12/15/23	USD	50.00	USD	574	(1,008)
SPDR S&P 500 ETF Trust	14	12/15/23	USD	420.00	USD	598	(28,308)
Freeport-McMoRan, Inc.	53	01/19/24	USD	50.00	USD	198	(1,617)

							(33,895)

Put
Comcast Corp., Class A	95	10/20/23	USD	42.50	USD	421	(3,277)
MGM Resorts International	15	10/20/23	USD	40.00	USD	55	(5,100)
Micron Technology, Inc.	42	10/20/23	USD	52.50	USD	286	(252)
2-Year U.S. Treasury Note Future	39	10/27/23	USD	101.00	USD	7,905	(7,312)
Adobe, Inc.	5	11/17/23	USD	510.00	USD	255	(10,300)
Amazon.com, Inc.	21	11/17/23	USD	115.00	USD	267	(5,071)
Amazon.com, Inc.	15	11/17/23	USD	125.00	USD	191	(8,362)
Broadcom, Inc.	2	11/17/23	USD	760.00	USD	166	(2,310)
ConocoPhillips	21	11/17/23	USD	110.00	USD	252	(3,528)
Devon Energy Corp.	42	11/17/23	USD	45.00	USD	200	(5,670)
Kenvue, Inc.	85	11/17/23	USD	20.00	USD	171	(5,950)
Lennar Corp., Class A	8	11/17/23	USD	115.00	USD	90	(5,000)
Micron Technology, Inc.	38	11/17/23	USD	57.50	USD	259	(1,672)
Uber Technologies, Inc.	32	11/17/23	USD	42.50	USD	147	(4,576)
Uber Technologies, Inc.	32	11/17/23	USD	37.50	USD	147	(1,408)
Walmart, Inc.	21	11/17/23	USD	150.00	USD	336	(2,793)
10-Year U.S. Treasury Note Future	21	11/24/23	USD	108.00	USD	2,268	(26,250)
Delta Air Lines, Inc.	32	12/15/23	USD	35.00	USD	118	(4,288)
Intel Corp.	63	12/15/23	USD	30.00	USD	224	(3,654)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
United Airlines Holdings, Inc.	32	12/15/23	USD	41.00	USD	135	$(6,976)
Freeport-McMoRan, Inc.	53	01/19/24	USD	38.00	USD	198	(17,225)

							(130,974)

							$(164,869)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	Down-and-in	Citibank N.A.	10/20/23	USD	1.05	USD	1.04	EUR	9,930	$(34,571)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	—	10/06/23	BRL	5.70	BRL	554	$(34)
USD Currency	Barclays Bank PLC	—	10/06/23	MXN	18.30	MXN	456	(198)
EUR Currency	Barclays Bank PLC	—	10/16/23	USD	1.12	USD	550	(2)
USD Currency	Goldman Sachs International	—	10/26/23	USD	19.80	USD	742	(2,931)
USD Currency	JPMorgan Chase Bank N.A.	—	11/10/23	HKD	7.85	HKD	4,760	(1,038)
USD Currency	Bank of America N.A.	—	11/16/23	BRL	5.25	BRL	900	(6,975)
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	18.25	MXN	2,528	(21,529)
USD Currency	Bank of America N.A.	—	11/30/23	CLP	950.00	CLP	442	(3,495)
Mitsubishi UFJ Financial Group, Inc.	Citibank N.A.	53,720	12/08/23	JPY	1,509.26	JPY	68,144	(1,832)
Mizuho Financial Group, Inc.	Goldman Sachs International	19,920	12/08/23	JPY	3,070.82	JPY	50,617	(849)
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs International	9,280	12/08/23	JPY	8,837.35	JPY	68,180	(1,074)
TOPIX Banks Index	Morgan Stanley & Co. International PLC	630,000	12/08/23	JPY	293.09	JPY	164,890	(7,162)
EUR Currency	JPMorgan Chase Bank N.A.	—	12/20/23	USD	1.12	USD	590	(354)
TOPIX Banks Index	BNP Paribas SA	466,800	01/12/24	JPY	313.92	JPY	122,176	(3,097)
TOPIX Banks Index	Goldman Sachs International	777,689	01/12/24	JPY	313.77	JPY	203,545	(5,205)
TOPIX Banks Index	JPMorgan Chase Bank N.A.	311,512	01/12/24	JPY	313.85	JPY	81,532	(2,076)

								(57,851)

Put
USD Currency	Barclays Bank PLC	—	10/06/23	MXN	16.70	MXN	606	(10)
USD Currency	JPMorgan Chase Bank N.A.	—	10/18/23	CNH	6.77	CNH	810	(6)
EUR Currency	JPMorgan Chase Bank N.A.	—	11/22/23	USD	1.03	USD	22,715	(68,558)
GBP Currency	Bank of America N.A.	—	11/22/23	CHF	1.08	CHF	4,214	(8,113)
USD Currency	Barclays Bank PLC	—	11/22/23	MXN	16.80	MXN	2,528	(6,174)
USD Currency	Bank of America N.A.	—	11/30/23	CLP	860.00	CLP	590	(5,623)

								(88,484)

								$(146,335)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
2-Year Interest Rate Swap, 10/21/23	2.45%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Goldman Sachs International	10/19/23	2.45%	USD	14,469	$—
2-Year Interest Rate Swap, 10/26/25	3.09%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	10/24/23	3.09	USD	42,956	(4)
2-Year Interest Rate Swap, 11/16/25	2.75%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	11/14/23	2.75	USD	32,857	(92)
10-Year Interest Rate Swap, 12/16/33	2.40%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Morgan Stanley & Co. International PLC	12/14/23	2.40	USD	2,349	(107)

31

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call (continued)
2-Year Interest Rate Swap, 01/19/26	2.75%	Semi-Annual	1-Day SOFR, 5.31%	Quarterly	Citibank N.A.	01/17/24	2.75%	USD	7,410	$(1,147)
1-Year Interest Rate Swap, 02/14/25	3.75%	Semi-Annual	1-Day SOFR, 5.31% 6-mo.	Quarterly	Citibank N.A.	02/12/24	3.75	USD	63,422	(15,424)
5-Year Interest Rate Swap, 03/03/29	2.50%	Annual	EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/01/24	2.50	EUR	6,374	(12,053)
10-Year Interest Rate Swap, 03/20/34	3.15%	Semi-Annual	1-Day SOFR, 5.31% 6-mo.	Quarterly	Citibank N.A.	03/18/24	3.15	USD	4,116	(13,080)
5-Year Interest Rate Swap, 03/20/29	2.68%	Annual	EURIBOR, 4.13%	Semi-Annual	JPMorgan Chase Bank N.A.	03/18/24	2.68	EUR	5,242	(17,964)
2-Year Interest Rate Swap, 03/30/26	3.80%	Semi-Annual	1-Day SOFR, 5.31% 3-mo.	Quarterly	JPMorgan Chase Bank N.A.	03/28/24	3.80	USD	78,381	(183,618)
1-Year Interest Rate Swap, 08/09/25	2.00%	Annual	EURIBOR, 3.95% 3-mo.	Semi-Annual	JPMorgan Chase Bank N.A.	08/07/24	2.00	EUR	10,890	(4,545)
1-Year Interest Rate Swap, 08/29/25	2.00%	Annual	EURIBOR, 3.95%	Semi-Annual	JPMorgan Chase Bank N.A.	08/27/24	2.00	EUR	10,850	(5,376)

										(253,410)

Put
10-Year Interest Rate Swap, 10/04/33	1-Day SOFR, 5.31%	Quarterly	3.93%	Semi-Annual	Goldman Sachs International	10/02/23	3.93	USD	12,560	(370,543)
2-Year Interest Rate Swap, 10/08/25	1-Day SOFR, 5.31%	Quarterly	5.10%	Semi-Annual	Citibank N.A.	10/06/23	5.10	USD	79,382	(19,875)
10-Year Interest Rate Swap, 10/15/33	1-Day SOFR, 5.31%	Quarterly	3.50%	Semi-Annual	Goldman Sachs International	10/13/23	3.50	USD	17,463	(1,108,416)
2-Year Interest Rate Swap, 10/15/25	1-Day SOFR, 5.31%	Quarterly	4.25%	Semi-Annual	Citibank N.A.	10/13/23	4.25	USD	75,674	(995,950)
2-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.31%	Quarterly	4.05%	Semi-Annual	Goldman Sachs International	10/16/23	4.05	USD	39,525	(666,792)
2-Year Interest Rate Swap, 10/21/23	1-Day SOFR, 5.31%	Quarterly	3.30%	Semi-Annual	Goldman Sachs International	10/19/23	3.30	USD	7,235	(79,898)
5-Year Interest Rate Swap, 10/29/28	1-Day SOFR, 5.31%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	10/27/23	4.40	USD	13,462	(72,231)
2-Year Interest Rate Swap, 11/03/25	1-Day SOFR, 5.31%	Quarterly	5.00%	Semi-Annual	Citibank N.A.	11/01/23	5.00	USD	26,547	(45,669)
30-Year Interest Rate Swap, 11/03/53	1-Day SOFR, 5.31%	Quarterly	4.00%	Semi-Annual	Goldman Sachs International	11/01/23	4.00	USD	5,310	(130,471)
2-Year Interest Rate Swap, 11/10/25	1-Day SOFR, 5.31%	Quarterly	4.80%	Semi-Annual	Goldman Sachs International	11/08/23	4.80	USD	106,498	(419,749)
2-Year Interest Rate Swap, 11/12/25	1-Day SOFR, 5.31%	Quarterly	4.85%	Semi-Annual	JPMorgan Chase Bank N.A.	11/10/23	4.85	USD	80,038	(268,226)
2-Year Interest Rate Swap, 11/16/25	1-Day SOFR, 5.31%	Quarterly	4.75%	Semi-Annual	Citibank N.A.	11/14/23	4.75	USD	26,285	(122,326)
2-Year Interest Rate Swap, 12/03/25	1-Day SOFR, 5.31%	Quarterly	3.90%	Semi-Annual	Citibank N.A.	12/01/23	3.90	USD	7,410	(135,107)
10-Year Interest Rate Swap, 12/16/33	1-Day SOFR, 5.31%	Quarterly	3.60%	Semi-Annual	Morgan Stanley & Co. International PLC	12/14/23	3.60	USD	2,349	(130,670)
10-Year Interest Rate Swap, 12/22/33	Tokyo Overnight Average Rate, (0.06%)	Annual	1.00%	Annual	Morgan Stanley & Co. International PLC	12/20/23	1.00	JPY	130,205	(87)
10-Year Interest Rate Swap, 12/22/33	Tokyo Overnight Average Rate, (0.06%)	Annual	1.00%	Annual	Morgan Stanley & Co. International PLC	12/20/23	1.00	JPY	80,727	(54)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written  (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put (continued)
10-Year Interest Rate Swap, 12/22/33	Tokyo Overnight Average Rate, (0.06%)	Annual	1.00%	Annual	Morgan Stanley & Co. International PLC	12/20/23	1.00%	JPY	49,478	$(33)
5-Year Interest Rate Swap, 01/07/29	1-Day SOFR, 5.31% 6-mo.	Quarterly	4.50%	Semi-Annual	Citibank N.A.	01/05/24	4.50	USD	10,747	(85,605)
5-Year Interest Rate Swap, 03/03/29	EURIBOR, 4.13% 6-mo.	Semi-Annual	3.45%	Annual	JPMorgan Chase Bank N.A.	03/01/24	3.45	EUR	6,374	(58,222)
2-Year Interest Rate Swap, 03/20/26	EURIBOR, 4.13% 6-mo.	Semi-Annual	4.05%	Annual	BNP Paribas SA	03/18/24	4.05	EUR	14,699	(22,101)
5-Year Interest Rate Swap, 03/20/29	EURIBOR, 4.13%	Semi-Annual	3.58%	Annual	JPMorgan Chase Bank N.A.	03/18/24	3.58	EUR	5,242	(39,286)
5-Year Interest Rate Swap, 03/29/29	1-Day SOFR, 5.31%	Quarterly	3.79%	Semi-Annual	JPMorgan Chase Bank N.A.	03/27/24	3.79	USD	36,849	(1,004,836)
2-Year Interest Rate Swap, 03/30/26	1-Day SOFR, 5.31%	Quarterly	5.20%	Semi-Annual	JPMorgan Chase Bank N.A.	03/28/24	5.20	USD	39,190	(91,927)
1-Year Interest Rate Swap, 07/27/25	1-Day SOFR, 5.31%	Quarterly	4.50%	Semi-Annual	JPMorgan Chase Bank N.A.	07/25/24	4.50	USD	13,820	(76,007)
2-Year Interest Rate Swap, 09/20/26	1-Day SONIA, 5.19%	Annual	5.00%	Annual	Goldman Sachs International	09/20/24	5.00	GBP	490	(4,231)

										(5,948,312)

										$(6,201,722)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	USD	638	$(16,165)	$3,477	$(19,642)
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	USD	4,110	(71,344)	(90,445)	19,101
CDX.NA.HY.41.V1	5.00	Quarterly	12/20/28	USD	1,313	(12,526)	(10,673)	(1,853)
iTraxx.FINSR.40.V1	1.00	Quarterly	12/20/28	EUR	2,265	(11,741)	(16,484)	4,743
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	2,664	(88,929)	(88,607)	(322)

						$(200,705)	$(202,732)	$2,027

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	BBB+	USD 1,750		$21,567	$21,664	$(97)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	BB	EUR 2,279		24,229	26,107	(1,878)

							$45,796	$47,771	$(1,975)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

33

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.97%	Monthly	1-Day ESTR, 1,099.27%	Monthly	12/20/23	(a)	01/31/24	EUR	35,450	$(1,102)	$43	$(1,145)
3.75%	Monthly	1-Day SOFR, 5.31%	Monthly	N/A		02/13/24	USD	89,182	1,360,717	65	1,360,652
1-Day SOFR, 5.31%	Monthly	4.40%	Monthly	N/A		02/13/24	USD	178,365	(1,560,070)	131	(1,560,201)
28-Day MXIBTIIE, 11.50%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(44,458)	—	(44,458)
28-Day MXIBTIIE, 11.50%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(43,274)	—	(43,274)
1-Day SOFR, 5.31%	Annual	1.13%	Annual	N/A		03/07/24	USD	53,146	(2,233,474)	51	(2,233,525)
1-Day SOFR, 5.31%	Annual	1.13%	Annual	N/A		03/08/24	USD	78,484	(3,299,771)	75	(3,299,846)
1-Day SOFR, 5.31%	Monthly	4.50%	Monthly	N/A		03/09/24	USD	86,999	(730,019)	67	(730,086)
1-Day SOFR, 5.31%	Annual	1.08%	Annual	N/A		03/18/24	USD	107,840	(4,585,564)	111	(4,585,675)
2.47%	Monthly	1-Day SONIA, 5.19%	Monthly	N/A		04/03/24	GBP	46,501	1,522,151	(1,247)	1,523,398
1-Day SONIA, 5.19%	Monthly	3.22%	Monthly	N/A		04/03/24	GBP	93,003	(2,193,296)	1,703	(2,194,999)
1.00%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		05/04/24	EUR	27,030	848,192	60	848,132
6-mo. EURIBOR, 4.13%	Semi-Annual	1.75%	Annual	N/A		05/04/24	EUR	54,060	(1,267,080)	120	(1,267,200)
3-mo. KRW CDC, 3.83%	Quarterly	3.87%	Quarterly	N/A		07/03/24	KRW	3,474,090	(460)	9	(469)
1-Day SOFR, 5.31%	Monthly	4.46%	Monthly	N/A		07/12/24	USD	36,640	(366,894)	93	(366,987)
1-Day SOFR, 5.31%	Monthly	5.37%	Monthly	N/A		07/12/24	USD	19,508	(20,831)	49	(20,880)
1-Day SOFR, 5.31%	Monthly	5.37%	Monthly	N/A		07/12/24	USD	19,508	(20,256)	49	(20,305)
1-Day SONIA, 5.19%	Monthly	4.26%	Monthly	N/A		09/06/24	GBP	9,663	(134,621)	49	(134,670)
1-Day SOFR, 5.31%	Monthly	4.59%	Monthly	12/14/23	(a)	12/14/24	USD	100,965	(724,388)	289	(724,677)
0.23%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	N/A		01/11/25	JPY	96,050	(2,455)	2	(2,457)
0.24%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	N/A		01/19/25	JPY	498,950	(12,834)	13	(12,847)
2.00%	Annual	1-Day SOFR, 5.31%	Annual	N/A		02/17/25	USD	13,940	879,338	43	879,295
1-Day SOFR, 5.31%	Annual	2.60%	Annual	N/A		02/17/25	USD	49,553	(2,546,475)	153	(2,546,628)
1-Day SOFR, 5.31%	Annual	2.70%	Annual	N/A		02/17/25	USD	49,553	(2,449,887)	153	(2,450,040)
3-mo. JIBAR, 8.33%	Quarterly	7.20%	Quarterly	03/20/24	(a)	03/20/25	ZAR	40,720	(25,368)	8	(25,376)
28-Day MXIBTIIE, 11.50%	Monthly	9.74%	Monthly	N/A		07/28/25	MXN	370,000	(358,909)	90	(358,999)
1-Day SOFR, 5.31%	Annual	4.10%	Annual	N/A		08/11/25	USD	51,486	(946,764)	214	(946,978)
0.35%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	09/13/24	(a)	09/13/25	JPY	1,096,000	1,536	24	1,512
28-Day MXIBTIIE, 11.50%	Monthly	9.20%	Monthly	09/18/24	(a)	09/17/25	MXN	41,752	(13,742)	4	(13,746)
28-Day MXIBTIIE, 11.50%	Monthly	9.43%	Monthly	09/18/24	(a)	09/17/25	MXN	75,907	(16,414)	8	(16,422)
0.38%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	09/24/24	(a)	09/24/25	JPY	917,000	(51)	21	(72)
4.53%	Monthly	1-Day SOFR, 5.31%	Monthly	N/A	(a)	09/24/25	USD	5,360	(2,180)	2,406	(4,586)
28-Day MXIBTIIE, 11.50%	Monthly	10.53%	Monthly	N/A		09/24/25	MXN	37,295	(4,339)	9	(4,348)
28-Day MXIBTIIE, 11.50%	Monthly	10.84%	Monthly	N/A		09/25/25	MXN	61,627	12,560	16	12,544
1-Day SOFR, 5.31%	Annual	3.75%	Annual	N/A		12/15/25	USD	11,532	(386,539)	38	(386,577)
1-Day SONIA, 5.19%	Monthly	3.60%	Monthly	03/17/25	(a)	03/17/26	GBP	860	(9,227)	(41)	(9,186)
1-Day SONIA, 5.19%	Monthly	3.75%	Monthly	03/17/25	(a)	03/17/26	GBP	440	(3,991)	1,581	(5,572)
3.94%	Annual	6-mo. WIBOR, 5.63%	Semi-Annual	03/20/24	(a)	03/20/26	PLN	1,407	924	2	922
1-Day SONIA, 5.19%	Monthly	3.70%	Monthly	03/31/25	(a)	03/31/26	GBP	430	(4,049)	2	(4,051)
0.27%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	610,830	13,331	14	13,317
0.29%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	137,810	2,765	3	2,762
0.32%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	137,790	2,509	3	2,506
0.32%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	137,810	2,478	4	2,474
0.33%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	413,350	7,267	10	7,257
0.33%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	210,839	3,693	5	3,688
0.36%	Monthly	Tokyo Overnight Average Rate, (0.06%)	Monthly	07/07/25	(a)	07/07/26	JPY	202,571	3,105	5	3,100
3-mo. KRW CDC, 3.83%	Quarterly	3.19%	Quarterly	N/A		09/20/26	KRW	2,090,435	(28,487)	15	(28,502)
3-mo. KRW CDC, 3.83%	Quarterly	3.19%	Quarterly	N/A		09/20/26	KRW	1,545,104	(20,974)	11	(20,985)
3-mo. KRW CDC, 3.83%	Quarterly	3.33%	Quarterly	N/A		09/20/26	KRW	836,592	(8,876)	6	(8,882)
3-mo. KRW CDC, 3.83%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	836,717	(7,991)	7	(7,998)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-mo. KRW CDC, 3.83%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	836,718	$(7,948)	$6	$(7,954)
3-mo. KRW CDC, 3.83%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	2,016,852	(19,435)	15	(19,450)
3-mo. KRW CDC, 3.83%	Quarterly	3.38%	Quarterly	N/A		09/20/26	KRW	2,016,852	(19,093)	15	(19,108)
3-mo. KRW CDC, 3.83%	Quarterly	3.39%	Quarterly	N/A		09/20/26	KRW	2,016,549	(18,877)	15	(18,892)
4.49%	Annual	1-Day SONIA, 5.19%	Annual	09/20/24	(a)	09/20/26	GBP	50	166	—	166
8.22%	Quarterly	3-mo. JIBAR, 8.33%	Quarterly	N/A		09/20/26	ZAR	36,852	14,903	19	14,884
3.88%	Annual	6-mo. WIBOR, 5.63%	Semi-Annual	12/20/23	(a)	12/20/26	PLN	7,442	18,659	17	18,642
3-mo. JIBAR, 8.33%	Quarterly	8.74%	Quarterly	12/20/23	(a)	12/20/26	ZAR	33,992	8,213	18	8,195
1-Day SOFR, 5.31%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(3,060,814)	170	(3,060,984)
1-Day SOFR, 5.31%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,879	(97,334)	44	(97,378)
1-Day SONIA, 5.19%	Monthly	3.45%	Monthly	03/16/26	(a)	03/16/27	GBP	2,050	(17,265)	4,023	(21,288)
0.67%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	09/22/25	(a)	09/22/27	JPY	464,000	3,370	20	3,350
0.71%	Annual	Tokyo Overnight Average Rate, (0.06%)	Annual	09/29/25	(a)	09/29/27	JPY	455,000	1,535	20	1,515
1-Day SOFR, 5.31%	Annual	2.91%	Annual	N/A		10/06/27	USD	23,492	(1,756,658)	175	(1,756,833)
1-Day SONIA, 5.19%	Monthly	3.20%	Monthly	01/26/27	(a)	01/26/28	GBP	2,120	(19,164)	747	(19,911)
28-Day MXIBTIIE, 11.50%	Monthly	8.35%	Monthly	N/A		04/28/28	MXN	10,210	(28,631)	5	(28,636)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	2,670	26,827	(7)	26,834
6-mo. EURIBOR, 4.13%	Semi-Annual	3.15%	Annual	N/A		07/21/28	EUR	1,026	(13,880)	11	(13,891)
1-Day SONIA, 5.19%	Annual	4.87%	Annual	N/A		08/04/28	GBP	110	1,298	105	1,193
1-Day SONIA, 5.19%	Annual	4.78%	Annual	N/A		08/11/28	GBP	110	802	(527)	1,329
1-Day SONIA, 5.19%	Annual	4.90%	Annual	N/A		08/11/28	GBP	110	1,528	3	1,525
28-Day MXIBTIIE, 11.50%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	43,274	(48,036)	23	(48,059)
28-Day MXIBTIIE, 11.50%	Monthly	9.44%	Monthly	N/A		09/19/28	MXN	3,326	(1,269)	1	(1,270)
6-mo. PRIBOR, 7.02%	Semi-Annual	4.32%	Annual	N/A		09/20/28	CZK	22,745	(15,759)	12	(15,771)
5.70%	Annual	6-mo. WIBOR, 5.63%	Semi-Annual	N/A		09/20/28	PLN	2,736	(31,757)	7	(31,764)
28-Day MXIBTIIE, 11.50%	Monthly	9.89%	Monthly	N/A		09/22/28	MXN	10,197	6,488	5	6,483
6-mo. EURIBOR, 4.13%	Semi-Annual	3.38%	Annual	N/A		09/29/28	EUR	347	(575)	4	(579)
5.81%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A		10/17/30	MXN	60,000	649,378	40	649,338
5.89%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A		10/22/30	MXN	100,000	1,080,913	68	1,080,845
5.52%	Monthly	28-Day MXIBTIIE, 11.50%	Monthly	N/A		02/11/31	MXN	120,000	1,454,220	5,749	1,448,471
0.02%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		08/26/31	EUR	8,789	2,167,982	147	2,167,835
28-Day MXIBTIIE, 11.50%	Monthly	7.61%	Monthly	N/A		01/28/32	MXN	50,000	(309,192)	33	(309,225)
28-Day MXIBTIIE, 11.50%	Monthly	7.68%	Monthly	N/A		01/30/32	MXN	29,564	(176,194)	17	(176,211)
2.38%	Annual	1-Day SOFR, 5.31%	Annual	N/A		04/08/32	USD	2,064	306,293	29	306,264
2.60%	Annual	1-Day SOFR, 5.31%	Annual	N/A		05/26/32	USD	2,477	322,362	35	322,327
6-mo. EURIBOR, 4.13%	Semi-Annual	2.44%	Annual	N/A		07/14/32	EUR	772	(27,659)	10	(27,669)
1-Day SOFR, 5.31%	Annual	3.47%	Annual	N/A		10/04/32	USD	10,373	(753,035)	148	(753,183)
1-Day SOFR, 5.31%	Annual	3.42%	Annual	N/A		10/05/32	USD	4,851	(373,461)	72	(373,533)
1-Day SOFR, 5.31%	Annual	3.05%	Annual	N/A		10/28/32	USD	11,502	(1,246,871)	171	(1,247,042)
1-Day SOFR, 5.31%	Annual	2.88%	Annual	N/A		11/02/32	USD	11,629	(1,427,498)	173	(1,427,671)
1-Day SOFR, 5.31%	Annual	2.92%	Annual	N/A		11/04/32	USD	11,608	(1,386,167)	173	(1,386,340)
1-Day SOFR, 5.31%	Annual	2.90%	Annual	N/A		11/15/32	USD	18,194	(2,202,714)	271	(2,202,985)
1-Day SOFR, 5.31%	Annual	3.20%	Annual	N/A		11/28/32	USD	11,066	(1,062,356)	165	(1,062,521)
1-Day ESTR, 1,099.27%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	2,870	(99,471)	40	(99,511)
1.91%	Annual	1-Day SSARON, 1.71%	Annual	N/A		03/31/33	CHF	510	(7,366)	516	(7,882)
6-mo. EURIBOR, 4.13%	Semi-Annual	2.96%	Annual	N/A		03/31/33	EUR	570	(11,463)	85	(11,548)
1-Day SOFR, 5.31%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	5,752	(210,759)	53	(210,812)
28-Day MXIBTIIE, 11.50%	Monthly	8.17%	Monthly	N/A		06/10/33	MXN	60,946	(292,652)	57	(292,709)
1-Day ESTR, 1,099.27%	Annual	2.78%	Annual	08/01/28	(a)	08/01/33	EUR	720	(12,936)	348	(13,284)
3.24%	Annual	1-Day SOFR, 5.31%	Annual	N/A		08/09/33	USD	5,937	512,245	106	512,139
1-Day SOFR, 5.31%	Annual	3.75%	Annual	N/A		08/09/33	USD	12,136	(545,169)	196	(545,365)
1-Day ESTR, 1,099.27%	Annual	3.00%	Annual	08/17/28	(a)	08/17/33	EUR	370	(3,299)	(245)	(3,054)
1-Day ESTR, 1,099.27%	Annual	2.92%	Annual	09/12/28	(a)	09/12/33	EUR	440	(5,484)	6	(5,490)
Tokyo Overnight Average Rate, (0.06%)	Annual	1.32%	Annual	09/13/28	(a)	09/13/33	JPY	233,000	(6,038)	20	(6,058)
1-Day ESTR, 1,099.27%	Annual	2.86%	Annual	09/19/28	(a)	09/19/33	EUR	220	(3,287)	(827)	(2,460)
1-Day ESTR, 1,099.27%	Annual	3.03%	Annual	09/19/28	(a)	09/19/33	EUR	210	(1,641)	3	(1,644)
Tokyo Overnight Average Rate, (0.06%)	Annual	1.32%	Annual	09/21/28	(a)	09/21/33	JPY	194,000	(4,764)	17	(4,781)

35

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

Tokyo Overnight Average Rate, (0.06%)	Annual	1.33%	Annual	09/21/28	(a)	09/21/33	JPY	195,000	$(4,606)	$17	$(4,623)
Tokyo Overnight Average Rate, (0.06%)	Annual	1.34%	Annual	09/28/28	(a)	09/28/33	JPY	192,000	(4,074)	17	(4,091)
2.81%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		08/15/48	EUR	325	22,983	12	22,971
2.27%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		03/04/53	EUR	90	13,882	3	13,879
1-Day SSARON, 1.71%	Annual	1.86%	Annual	N/A		03/31/53	CHF	210	2,697	(540)	3,237
2.51%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		03/31/53	EUR	230	24,105	(69)	24,174
1-Day ESTR, 1,099.27%	Annual	2.78%	Annual	N/A		09/13/53	EUR	280	(15,977)	(2,302)	(13,675)
2.81%	Annual	6-mo. EURIBOR, 4.13%	Semi-Annual	N/A		09/13/53	EUR	280	16,028	2,312	13,716

									$(28,108,295)	$18,618	$(28,126,913)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency

2.56%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	06/15/28	EUR	745	$(1,407)	$9	$(1,416)
2.46%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	07/15/28	EUR	475	978	7	971
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.69%	Monthly	08/15/32	EUR	535	(10,815)	11	(10,826)
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.56%	Monthly	06/15/33	EUR	615	1,322	14	1,308
Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	2.51%	Monthly	07/15/33	EUR	610	(1,239)	14	(1,253)

							$(11,161)	$55	$(11,216)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$(516)	$453	$(969)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	(5,924)	5,106	(11,030)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	(3,598)	3,101	(6,699)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	9,180	23,889	(14,709)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	5,386	9,058	(3,672)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	1,806	3,036	(1,230)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	1,989	3,534	(1,545)
UBS Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	125	(1,072)	6,840	(7,912)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(858)	4,265	(5,123)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	100	(858)	5,346	(6,204)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	62	(532)	3,282	(3,814)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(540)	3,203	(3,743)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(5,147)	20,310	(25,457)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	1,413	52,928	60,772	(7,844)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	1,159	68,395	66,882	1,513
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	1,389	81,932	78,967	2,965
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	330	25,209	26,784	(1,575)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	264	20,167	21,637	(1,470)

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of South Africa	1.00%	Quarterly	Barclays Bank PLC	12/20/28	USD	299	$22,802	$24,345	$(1,543)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	994	11,438	8,174	3,264

							$282,187	$378,984	$(96,797)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB	USD	356	$3,276	$3,534	$(258)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	66	8,501	5,459	3,042
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(8,568)	(1,692)	(6,876)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	89	(8,096)	(1,598)	(6,498)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(8,568)	(1,502)	(7,066)
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	187	(17,135)	(3,245)	(13,890)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	118	(25,449)	(12,776)	(12,673)

								$(56,039)	$(11,820)	$(44,219)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty

12.62%	Monthly	1-Day BZDIOVER, 0.05%	Monthly	Citibank N.A.	N/A	01/02/24	BRL	45,093	$(142)	$—	$(142)
12.62%	Monthly	1-Day BZDIOVER, 0.05%	Monthly	Citibank N.A.	N/A	01/02/24	BRL	29,448	(93)	—	(93)
12.37%	Monthly	1-Day COOIS, 12.31%	Monthly	Citibank N.A.	N/A	04/18/24	COP	7,467,468	5,837	—	5,837
11.90%	Monthly	1-Day COOIS, 12.31%	Monthly	Bank of America N.A.	N/A	10/21/24	COP	3,872,457	4,982	—	4,982
1-Day BZDIOVER, 0.05%	Monthly	10.60%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	15,421	(12,837)	—	(12,837)
1-Day BZDIOVER, 0.05%	Monthly	10.64%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	135,000	(167,337)	—	(167,337)
1-Day BZDIOVER, 0.05%	Monthly	10.92%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	6,509	1,235	—	1,235
1-Day BZDIOVER, 0.05%	Monthly	11.87%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	5,575	6,937	—	6,937
1-Day BZDIOVER, 0.05%	Monthly	13.78%	Monthly	BNP Paribas SA	N/A	01/02/25	BRL	20,918	164,070	—	164,070
10.20%	Monthly	1-Day COOIS, 12.31%	Monthly	Goldman Sachs International	N/A	02/28/25	COP	3,995,719	11,265	—	11,265

37

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty

1-Day BZDIOVER, 0.05%	Monthly	10.11%	Monthly	Goldman Sachs International	N/A	01/02/26	BRL	17,491	$(42,766)	$—	$(42,766)
1-Day BZDIOVER, 0.05%	Monthly	11.27%	Monthly	BNP Paribas SA	N/A	01/02/26	BRL	1,151	1,718	—	1,718
1-Day BZDIOVER, 0.05%	Monthly	11.56%	Monthly	Barclays Bank PLC	N/A	01/02/26	BRL	1,131	3,126	—	3,126
1-Day BZDIOVER, 0.05%	Monthly	11.75%	Monthly	Citibank N.A.	N/A	01/02/26	BRL	5,365	19,617	—	19,617
1-Day BZDIOVER, 0.05%	Monthly	11.76%	Monthly	Citibank N.A.	N/A	01/02/26	BRL	1,044	3,917	—	3,917
1-Day BZDIOVER, 0.05%	Monthly	11.78%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/26	BRL	1,091	4,175	—	4,175
1-Day BZDIOVER, 0.05%	Monthly	11.80%	Monthly	Citibank N.A.	N/A	01/02/26	BRL	5,218	20,690	—	20,690
1-Day BZDIOVER, 0.05%	Monthly	11.82%	Monthly	Barclays Bank PLC	N/A	01/02/26	BRL	1,334	5,432	—	5,432
1-Day BZDIOVER, 0.05%	Monthly	11.83%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/26	BRL	1,918	7,913	—	7,913
1-Day BZDIOVER, 0.05%	Monthly	9.94%	Monthly	BNP Paribas SA	N/A	01/02/26	BRL	16,653	(52,057)	—	(52,057)
1-Day BZDIOVER, 0.05%	Monthly	10.03%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	5,859	(29,620)	—	(29,620)
1-Day BZDIOVER, 0.05%	Monthly	10.03%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	5,189	(28,101)	—	(28,101)
1-Day BZDIOVER, 0.05%	Monthly	10.05%	Monthly	Goldman Sachs International	N/A	01/04/27	BRL	14,745	(78,209)	—	(78,209)
1-Day BZDIOVER, 0.05%	Monthly	10.10%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	5,520	(27,665)	—	(27,665)
1-Day BZDIOVER, 0.05%	Monthly	10.11%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	310	(1,490)	—	(1,490)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	7,355	(35,919)	—	(35,919)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	39	(192)	—	(192)
1-Day BZDIOVER, 0.05%	Monthly	10.12%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	7,056	(34,350)	—	(34,350)
1-Day BZDIOVER, 0.05%	Monthly	10.32%	Monthly	Barclays Bank PLC	N/A	01/04/27	BRL	12,021	(37,483)	—	(37,483)
1-Day BZDIOVER, 0.05%	Monthly	10.43%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	320	(1,179)	—	(1,179)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty

10.56%	Monthly	1-Day BZDIOVER, 0.05%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	3,655	$4,139	$—	$4,139
10.56%	Monthly	1-Day BZDIOVER, 0.05%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	6,399	7,246	—	7,246
1-Day BZDIOVER, 0.05%	Monthly	9.94%	Monthly	BNP Paribas SA	N/A	01/04/27	BRL	160	(919)	—	(919)
1-Day BZDIOVER, 0.05%	Monthly	9.95%	Monthly	Citibank N.A.	N/A	01/04/27	BRL	5,872	(32,439)	—	(32,439)
1-Day BZDIOVER, 0.05%	Monthly	9.97%	Monthly	Bank of America N.A.	N/A	01/04/27	BRL	6,032	(32,760)	—	(32,760)
1-Day BZDIOVER, 0.05%	Monthly	9.99%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	5,865	(30,935)	—	(30,935)

									$(374,194)	$—	$(374,194)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$41,650,971	$—	$41,650,971
Common Stocks
China	—	92,430	—	92,430
Italy	—	71,527	—	71,527
Japan	—	624,661	—	624,661
Netherlands	13,584	124,941	—	138,525
United Kingdom	114,915	130,438	—	245,353
United States	4,183,074	—	219,206	4,402,280

39

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds
Argentina	$—	$401,592	$—	$401,592
Australia	—	1,264,199	531,267	1,795,466
Austria	—	181,468	—	181,468
Belgium	—	1,367,151	—	1,367,151
Bermuda	—	24,457	—	24,457
Canada	—	2,123,047	—	2,123,047
Cayman Islands	—	1,210,260	—	1,210,260
Chile	—	372,835	—	372,835
China	—	8,000	—	8,000
Colombia	—	678,586	—	678,586
Denmark	—	2,442,200	—	2,442,200
Finland	—	88,624	—	88,624
France	—	16,475,984	361,579	16,837,563
Germany	—	11,384,640	310,832	11,695,472
India	—	184,036	—	184,036
Indonesia	—	189,730	—	189,730
Ireland	—	2,957,676	—	2,957,676
Israel	—	74,480	—	74,480
Italy	80,349	3,674,387	—	3,754,736
Japan	—	2,923,917	—	2,923,917
Jersey	—	218,093	—	218,093
Luxembourg	—	1,145,196	—	1,145,196
Malaysia	—	193,232	—	193,232
Mexico	—	1,803,734	—	1,803,734
MultiNational	—	897,907	—	897,907
Netherlands	—	11,699,563	—	11,699,563
New Zealand	—	533,281	—	533,281
Norway	—	944,901	—	944,901
Panama	—	103,773	—	103,773
Portugal	—	728,789	—	728,789
Singapore	—	750,889	—	750,889
South Korea	—	366,324	—	366,324
Spain	81,086	1,331,872	—	1,412,958
Sweden	—	105,324	—	105,324
Switzerland	—	3,716,706	—	3,716,706
Thailand	—	595,303	—	595,303
United Arab Emirates	—	1,251,096	—	1,251,096
United Kingdom	—	25,255,090	—	25,255,090
United States	—	101,468,230	3,984,201	105,452,431
Floating Rate Loan Interests	—	3,564,653	1,374,567	4,939,220
Foreign Agency Obligations	—	141,466,425	—	141,466,425
Investment Companies	12,858,841	—	—	12,858,841
Municipal Bonds	—	5,554,187	—	5,554,187
Non-Agency Mortgage-Backed Securities	—	33,270,923	2,841,769	36,112,692
Preferred Securities
Capital Trusts	—	1,467,741	—	1,467,741
Preferred Stocks	—	—	2,173,178	2,173,178
U.S. Government Sponsored Agency Securities	—	107,383,261	—	107,383,261
U.S. Treasury Obligations	—	15,607,303	—	15,607,303
Warrants
United States	1,038	—	65,821	66,859
Venezuela	—	9,000	—	9,000
Short-Term Securities
Certificates of Deposit	—	5,625,749	—	5,625,749
Commercial Paper	—	16,443,780	—	16,443,780
Foreign Agency Obligations	—	2,133,666	—	2,133,666
Money Market Funds	28,666,557	—	—	28,666,557
U.S. Treasury Obligations	—	120,696,048	—	120,696,048
Options Purchased
Equity Contracts	159,067	94,974	—	254,041

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Foreign Currency Exchange Contracts	$—	$1,039,961	$—	$1,039,961
Interest Rate Contracts	37,313	1,062,421	—	1,099,734
Liabilities
Investments
TBA Sale Commitments	—	(490,656)	—	(490,656)
Unfunded Floating Rate Loan Interests(a)	—	—	(22,647)	(22,647)

	$46,195,824	$698,760,976	$11,839,773	$756,796,573

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$34,628	$—	$34,628
Equity Contracts	423,442	3,882	—	427,324
Foreign Currency Exchange Contracts	—	3,522,520	—	3,522,520
Interest Rate Contracts	8,603,946	11,583,170	—	20,187,116
Other Contracts	—	2,279	—	2,279
Liabilities
Credit Contracts	—	(175,592)	—	(175,592)
Equity Contracts	(247,445)	(30,067)	—	(277,512)
Foreign Currency Exchange Contracts	—	(4,509,539)	—	(4,509,539)
Interest Rate Contracts	(3,961,670)	(46,285,999)	—	(50,247,669)
Other Contracts	—	(13,495)	—	(13,495)

	$4,818,273	$(35,868,213)	$—	$(31,049,940)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased	Preferred Stocks	Unfunded Floating Rate Loan Interests

Assets/Liabilities
Opening balance, as of December 31, 2022	$424,726	$3,052,118	$3,109,308	$2,965,315	$56,906	$1,857,460	$(135)
Transfers into Level 3	—	—	150,347	—	—	—	—
Transfers out of Level 3	—	(989,150)	(307,012)	(1,139,168)	—	—	—
Other(a)	(420,116)	(90,376)	(708,940)	799,316	—	420,116	—
Accrued discounts/premiums	—	13,769	2,668	13,346	—	—	—
Net realized gain (loss)	—	424	(59,905)	—	(74,495)	—	—
Net change in unrealized appreciation (depreciation)(b)	11,016	(61,837)	20,270	(87,089)	17,589	(234,146)	(22,512)
Purchases	203,580	3,298,679	173,484	551,576	—	129,748	—
Sales	—	(35,748)	(1,005,653)	(261,527)	—	—	—

Closing balance, as of September 30, 2023	$219,206	$5,187,879	$1,374,567	$2,841,769	$—	$2,173,178	$(22,647)

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$11,016	$(61,837)	$(7,640)	$(87,089)	$—	$(234,146)	$(22,647)

	Warrants	Total

Assets

Opening balance, as of December 31, 2022	$80,945	$11,546,643
Transfers into Level 3	—	150,347
Transfers out of Level 3	—	(2,435,330)
Other(a)	—	—
Accrued discounts/premiums	—	29,783
Net realized gain (loss)	—	(133,976)
Net change in unrealized appreciation (depreciation)(b)	(15,124)	(371,833)

41

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

	Warrants	Total

Purchases	$—	$4,357,067
Sales	—	(1,302,928)

Closing balance, as of September 30, 2023	$65,821	$11,839,773

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$(15,124)	$(417,467)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Corporate Bonds, Floating Rate Loan Interests, Non-Agency Mortgage-Backed Securities and Preferred Stocks.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,052,525. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$219,206	Market	Volatility	44% - 75%		63%
			Time to Exit	1.2 - 2.5 years		2.0 years
			EBITDA Multiple	10.59x		—

Corporate Bonds	5,187,880	Income	Discount Rate	8% - 48%		16%

Floating Rate Loan Interests	1,141,163	Income	Discount Rate	12% - 15%		13%

Preferred Stocks	2,173,178	Market	Revenue Multiple	5.25x - 9.50x		9.09x
			Time to Exit	0.3 - 2.5 years		1.9 years
			Volatility	75% - 90%		79%
			Gross Profit Multiple	6.75x		—
			EBITDAR Multiple	7.25x
		Income	Discount Rate	12%		—

Warrants	65,821	Market	Revenue Multiple	3.25x -9.50x		8.90x
			Volatility	40% - 60%		57%
			Time to Exit	0.3 years		—

	$8,787,248

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	GBP	British Pound

BRL	Brazilian Real	HKD	Hong Kong Dollar

CAD	Canadian Dollar	HUF	Hungarian Forint

CHF	Swiss Franc	IDR	Indonesian Rupiah

CLP	Chilean Peso	ILS	Israeli Shekel

CNH	Chinese Yuan	INR	Indian Rupee

CNY	Chinese Yuan	JPY	Japanese Yen

COP	Colombian Peso	KRW	South Korean Won

CZK	Czech Koruna	MXN	Mexican Peso

DKK	Danish Krone	MYR	Malaysian Ringgit

EUR	Euro	NOK	Norwegian Krone

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)		Portfolio Abbreviation (continued)

NZD	New Zealand Dollar	TBA	To-Be-Announced

PHP	Philippine Peso	WIBOR	Warsaw Interbank Offered Rate

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

PRIBOR	Prague Interbank Offer Rate

PSF	Permanent School Fund

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

43